                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-8606

                             SCUDDER PATHWAYS SERIES
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                             Two International Place
                        Boston, Massachusetts 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        8/31

Date of reporting period:       02/28/2005

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Pathway Series

Pathway Conservative Portfolio

Pathway Moderate Portfolio

Pathway Growth Portfolio

Pathway Growth Plus Portfolio

Semiannual Report to Shareholders

February 28, 2005

Contents

Click Here Performance Summaries

Click Here Information About Your Portfolio's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Highlights

Click Here Portfolio Summaries

Click Here Investment Portfolios

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Diversification does not eliminate risk. The portfolios are subject to stock market risk, meaning stocks in the underlying funds may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. The underlying funds invest in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Derivatives may be more volatile and less liquid than traditional securities, and the portfolios could suffer losses on an underlying fund's derivative position. Please read each portfolio's prospectus for specific details regarding its risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summaries February 28, 2005

Pathway Conservative Portfolio

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the Portfolio's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for the Pathway Conservative Portfolio as well as for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Conservative Portfolio during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Portfolio's Statement of Additional Information.)

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/28/05
	6-Month*	1-Year	3-Year	5-Year	Life of Class*
Class A	6.32%	5.15%	5.03%	3.12%	4.38%
Class B	6.02%	4.45%	4.27%	2.38%	3.62%
Class C	6.04%	4.38%	4.24%	2.37%	3.61%
S&P 500 Index+	9.99%	6.98%	4.64%	-.98%	7.42%
Russell 1000 Index+	10.82%	7.48%	5.31%	-.94%	7.61%
Russell 2000 Index+	16.40%	9.53%	11.94%	3.20%	8.71%
Lehman Brothers Aggregate Bond Index+	1.26%	2.43%	5.58%	7.53%	6.63%
Lehman Brothers U.S. Aggregate Intermediate Index+	.77%	1.92%	5.00%	7.11%	6.35%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Conservative Portfolio

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/28/05	$ 11.72	$ 11.72	$ 11.72
8/31/04	$ 11.17	$ 11.17	$ 11.16
Distribution Information: Six Months: Income Dividends as of 2/28/05	$ .15	$ .11	$ .11
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

[] Pathway Conservative Portfolio — Class A

- - - S&P 500 Index+

[] Russell 1000 Index+

[] Russell 2000 Index+

- - - Lehman Brothers Aggregate Bond Index+

[] Lehman Brothers U.S. Aggregate Intermediate Index+

Yearly periods ended February 28

The Portfolio's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/28/05
Pathway Conservative Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class A	Growth of $10,000	$9,910	$10,921	$10,989	$13,449
	Average annual total return	-.90%	2.98%	1.90%	3.64%
Class B	Growth of $10,000	$10,145	$11,137	$11,153	$13,429
	Average annual total return	1.45%	3.65%	2.21%	3.62%
Class C	Growth of $10,000	$10,438	$11,328	$11,242	$13,419
	Average annual total return	4.38%	4.24%	2.37%	3.61%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Conservative Portfolio

Comparative Results as of 2/28/05
		1-Year	3-Year	5-Year	Life of Class*
S&P 500 Index+	Growth of $10,000	$10,698	$11,458	$9,518	$18,042
	Average annual total return	6.98%	4.64%	-.98%	7.42%
Russell 1000 Index+	Growth of $10,000	$10,748	$11,678	$9,538	$18,313
	Average annual total return	7.48%	5.31%	-.94%	7.61%
Russell 2000 Index+	Growth of $10,000	$10,953	$14,028	$11,706	$19,913
	Average annual total return	9.53%	11.94%	3.20%	8.71%
Lehman Brothers Aggregate Bond Index+	Growth of $10,000	$10,243	$11,770	$14,376	$16,982
	Average annual total return	2.43%	5.58%	7.53%	6.63%
Lehman Brothers U.S. Aggregate Intermediate Index+	Growth of $10,000	$10,192	$11,577	$14,099	$16,620
	Average annual total return	1.92%	5.00%	7.11%	6.35%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

+ Effective June 28, 2004, the portfolio changed its indices in conjunction with the policy change for the portfolio as follows: The Russell 1000 Index will replace the S&P 500 Index and the Lehman Brothers U.S. Aggregate Intermediate Index will replace the Lehman Brothers Aggregate Bond Index. The Standard & Poor's 500 (S&P 500) Index is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Index is an unmanaged price-only index of the 1,000 largest capitalization companies that are domiciled in the United States and whose common stocks are traded there. The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 small US stocks. The Lehman Brothers Aggregate Bond Index is a market-weighted measure of US Treasury and agency securities, corporate bond issues and mortgage-backed securities. The Lehman Brothers U.S. Aggregate Intermediate Index covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset backed securities and commercial mortgage backed securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class A Lipper Rankings — Income Funds Category as of 2/28/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	85	of	204	42
3-Year	75	of	124	60

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Pathway Conservative Portfolio

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Portfolio's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the Portfolio's most recent month-end performance. To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings for the 1-year, 3-year, 5-year and Life of Class periods for Class AARP shares and during all periods shown for Class S shares reflect a fee waiver and/or expense reimbursement for the Pathway Conservative Portfolio. In addition, returns and rankings during all periods shown reflect a fee and/or expense reimbursement for some underlying funds.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class AARP shares for the period prior to its inception on September 25, 2000 are derived from the historical performance of Class S shares of Scudder Pathway Series: Conservative Portfolio during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of the 2/28/05
	6-Month*	1-Year	3-Year	5-Year	Life of Class*
Class S	6.48%	5.43%	5.29%	3.37%	4.64%
Class AARP	6.59%	5.54%	5.30%	3.39%	4.65%
S&P 500 Index+	9.99%	6.98%	4.64%	-.98%	7.42%
Russell 1000 Index+	10.82%	7.48%	5.31%	-.94%	7.61%
Russell 2000 Index+	16.40%	9.53%	11.94%	3.20%	8.71%
Lehman Brothers Aggregate Bond Index+	1.26%	2.43%	5.58%	7.53%	6.63%
Lehman Brothers U.S. Aggregate Intermediate Index+	.77%	1.92%	5.00%	7.11%	6.35%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Conservative Portfolio

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 2/28/05	$ 11.72	$ 11.72
8/31/04	$ 11.17	$ 11.17
Distribution Information: Six Months: Income Dividends as of 2/28/05	$ .17	$ .17
Growth of an Assumed $10,000 Investment

[] Pathway Conservative Portfolio — Class S

- - - S&P 500 Index+

[] Russell 1000 Index+

[] Russell 2000 Index+

- - - Lehman Brothers Aggregate Bond Index+

[] Lehman Brothers U.S. Aggregate Intermediate Index+

Yearly periods ended February 28
Comparative Results as of 2/28/05
Pathway Conservative Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class S	Growth of $10,000	$10,543	$11,674	$11,800	$14,562
	Average annual total return	5.43%	5.29%	3.37%	4.64%
Class AARP	Growth of $10,000	$10,554	$11,675	$11,812	$14,577
	Average annual total return	5.54%	5.30%	3.39%	4.65%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Conservative Portfolio

Comparative Results as of 2/28/05
		1-Year	3-Year	5-Year	Life of Class*
S&P 500 Index+	Growth of $10,000	$10,698	$11,458	$9,518	$18,042
	Average annual total return	6.98%	4.64%	-.98%	7.42%
Russell 1000 Index+	Growth of $10,000	$10,748	$11,678	$9,538	$18,313
	Average annual total return	7.48%	5.31%	-.94%	7.61%
Russell 2000 Index+	Growth of $10,000	$10,953	$14,028	$11,706	$19,913
	Average annual total return	9.53%	11.94%	3.20%	8.71%
Lehman Brothers Aggregate Bond Index+	Growth of $10,000	$10,243	$11,770	$14,376	$16,982
	Average annual total return	2.43%	5.58%	7.53%	6.63%
Lehman Brothers U.S. Aggregate Intermediate Index+	Growth of $10,000	$10,192	$11,577	$14,099	$16,620
	Average annual total return	1.92%	5.00%	7.11%	6.35%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

+ Effective June 28, 2004, the portfolio changed its indices in conjunction with the policy change for the portfolio as follows: The Russell 1000 Index will replace the S&P 500 Index and the Lehman Brothers U.S. Aggregate Intermediate Index will replace the Lehman Brothers Aggregate Bond Index. The Standard & Poor's 500 (S&P 500) Index is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Index is an unmanaged price-only index of the 1,000 largest capitalization companies that are domiciled in the United States and whose common stocks are traded there. The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 small US stocks. The Lehman Brothers Aggregate Bond Index is a market-weighted measure of US Treasury and agency securities, corporate bond issues and mortgage-backed securities. The Lehman Brothers U.S. Aggregate Intermediate Index covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset backed securities and commercial mortgage backed securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S Lipper Rankings — Income Funds Category as of 2/28/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	78	of	204	39
3-Year	70	of	124	56
5-Year	55	of	80	68

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Pathway Moderate Portfolio

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the Portfolio's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings for the 1-year, 3-year, 5-year and Life of Class periods for Class B and C shares and during all periods shown for Class A shares reflect a fee waiver and/or expense reimbursement for the Pathway Moderate Portfolio. In addition, returns and rankings during all periods shown reflect a fee and/or expense reimbursement for some underlying funds.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Moderate Portfolio during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Portfolio's Statement of Additional Information.)

Average Annual Total Return (Unadjusted for Sales Charge) as of 2/28/05
	6-Month*	1-Year	3-Year	5-Year	Life of Class*
Class A	8.00%	5.99%	5.12%	.20%	4.43%
Class B	7.69%	5.28%	4.39%	-.51%	3.67%
Class C	7.69%	5.19%	4.35%	-.54%	3.66%
S&P 500 Index+	9.99%	6.98%	4.64%	-.98%	7.42%
Russell 1000 Index+	10.82%	7.48%	5.31%	-.94%	7.61%
Russell 2000 Index+	16.40%	9.53%	11.94%	3.20%	8.71%
Lehman Brothers Aggregate Bond Index+	1.26%	2.43%	5.58%	7.53%	6.63%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Moderate Portfolio

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/28/05	$ 11.34	$ 11.34	$ 11.34
8/31/04	$ 10.63	$ 10.63	$ 10.62
Distribution Information: Six Months: Income Dividends as of 2/28/05	$ .14	$ .10	$ .10
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Pathway Moderate Portfolio — Class A - - - S&P 500 Index+ [] Russell 1000 Index+ [] Russell 2000 Index+ [] Lehman Brothers Aggregate Bond Index+

Yearly periods ended February 28

The Portfolio's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/28/05
Pathway Moderate Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class A	Growth of $10,000	$9,990	$10,949	$9,520	$13,507
	Average annual total return	-.10%	3.07%	-.98%	3.69%
Class B	Growth of $10,000	$10,228	$11,174	$9,664	$13,485
	Average annual total return	2.28%	3.77%	-.68%	3.67%
Class C	Growth of $10,000	$10,519	$11,362	$9,735	$13,470
	Average annual total return	5.19%	4.35%	-.54%	3.66%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Moderate Portfolio

Comparative Results as of 2/28/05
		1-Year	3-Year	5-Year	Life of Class*
S&P 500 Index+	Growth of $10,000	$10,698	$11,458	$9,518	$18,042
	Average annual total return	6.98%	4.64%	-.98%	7.42%
Russell 1000 Index+	Growth of $10,000	$10,748	$11,678	$9,538	$18,313
	Average annual total return	7.48%	5.31%	-.94%	7.61%
Russell 2000 Index+	Growth of $10,000	$10,953	$14,028	$11,706	$19,913
	Average annual total return	9.53%	11.94%	3.20%	8.71%
Lehman Brothers Aggregate Bond Index+	Growth of $10,000	$10,243	$11,770	$14,376	$16,982
	Average annual total return	2.43%	5.58%	7.53%	6.63%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

+ Effective June 28, 2004, the portfolio changed its indices in conjunction with the policy change for the portfolio as follows: The Russell 1000 Index will replace the S&P 500 Index. The Standard & Poor's 500 (S&P 500) Index is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Index is an unmanaged price-only index of the 1,000 largest capitalization companies that are domiciled in the United States and whose common stocks are traded there. The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 small US stocks. The Lehman Brothers Aggregate Bond Index is a market-weighted measure of US Treasury and agency securities, corporate bond issues and mortgage-backed securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class A Lipper Rankings — Balanced Funds Category as of 2/28/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	211	of	583	37
3-Year	217	of	439	50

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Pathway Moderate Portfolio

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Portfolio's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the Portfolio's most recent month-end performance. To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown for Class S shares reflect a fee waiver and/or expense reimbursement. In addition, returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for some underlying funds. Without these waivers/reimbursements, returns and waivers would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class AARP shares for the periods prior to its inception on October 2, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Moderate Portfolio during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 2/28/05
	6-Month*	1-Year	3-Year	5-Year	Life of Class*
Class S	8.04%	6.25%	5.38%	.42%	4.68%
Class AARP	8.16%	6.27%	5.38%	.44%	4.69%
S&P 500 Index+	9.99%	6.98%	4.64%	-.98%	7.42%
Russell 1000 Index+	10.82%	7.48%	5.31%	-.94%	7.61%
Russell 2000 Index+	16.40%	9.53%	11.94%	3.20%	8.71%
Lehman Brothers Aggregate Bond Index+	1.26%	2.43%	5.58%	7.53%	6.63%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Moderate Portfolio

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 2/28/05	$ 11.33	$ 11.33
8/31/04	$ 10.62	$ 10.62
Distribution Information: Six Months: Income Dividends as of 2/28/05	$ .15	$ .15
Growth of an Assumed $10,000 Investment
[] Pathway Moderate Portfolio — Class S - - - S&P 500 Index+ [] Russell 1000 Index+ [] Russell 2000 Index+ [] Lehman Brothers Aggregate Bond Index+

Yearly periods ended February 28
Comparative Results as of 2/28/05
Pathway Moderate Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class S	Growth of $10,000	$10,625	$11,702	$10,211	$14,609
	Average annual total return	6.25%	5.38%	.42%	4.68%
Class AARP	Growth of $10,000	$10,627	$11,704	$10,221	$14,622
	Average annual total return	6.27%	5.38%	.44%	4.69%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Moderate Portfolio

Comparative Results as of 2/28/05
		1-Year	3-Year	5-Year	Life of Class*
S&P 500 Index+	Growth of $10,000	$10,698	$11,458	$9,518	$18,042
	Average annual total return	6.98%	4.64%	-.98%	7.42%
Russell 1000 Index+	Growth of $10,000	$10,748	$11,678	$9,538	$18,313
	Average annual total return	7.48%	5.31%	-.94%	7.61%
Russell 2000 Index+	Growth of $10,000	$10,953	$14,028	$11,706	$19,913
	Average annual total return	9.53%	11.94%	3.20%	8.71%
Lehman Brothers Aggregate Bond Index+	Growth of $10,000	$10,243	$11,770	$14,376	$16,982
	Average annual total return	2.43%	5.58%	7.53%	6.63%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

+ Effective June 28, 2004, the portfolio changed its indices in conjunction with the policy change for the portfolio as follows: The Russell 1000 Index will replace the S&P 500 Index. The Standard & Poor's 500 (S&P 500) Index is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Index is an unmanaged price-only index of the 1,000 largest capitalization companies that are domiciled in the United States and whose common stocks are traded there. The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 small US stocks. The Lehman Brothers Aggregate Bond Index is a market-weighted measure of US Treasury and agency securities, corporate bond issues and mortgage-backed securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S Lipper Rankings — Balanced Funds Category as of 2/28/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	180	of	583	31
3-Year	183	of	439	42
5-Year	281	of	360	78

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Pathway Growth Portfolio

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the Portfolio's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for the Pathway Growth Portfolio as well as for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Growth Portfolio during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Portfolio's Statement of Additional Information.)

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/28/05
	6-Month*	1-Year	3-Year	5-Year	Life of Class*
Class A	9.67%	6.77%	5.00%	-1.96%	5.49%
Class B	9.18%	5.91%	4.18%	-2.69%	4.70%
Class C	9.18%	5.91%	4.17%	-2.69%	4.70%
S&P 500 Index+	9.99%	6.98%	4.64%	-.98%	7.42%
Russell 1000 Index+	10.82%	7.48%	5.31%	-.94%	7.61%
Russell 2000 Index+	16.40%	9.53%	11.94%	3.20%	8.71%
Lehman Brothers Aggregate Bond Index+	1.26%	2.43%	5.58%	7.53%	6.63%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Growth Portfolio

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/28/05	$ 13.12	$ 13.03	$ 13.04
8/31/04	$ 12.14	$ 12.02	$ 12.02
Distribution Information: Six Months: Income Dividends as of 2/28/05	$ .19	$ .09	$ .09
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Pathway Growth Portfolio — Class A - - - S&P 500 Index+ [] Russell 1000 Index+ [] Russell 2000 Index+ [] Lehman Brothers Aggregate Bond Index+

Yearly periods ended February 28

The Portfolio's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/28/05
Pathway Growth Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class A	Growth of $10,000	$10,063	$10,911	$8,539	$14,687
	Average annual total return	.63%	2.95%	-3.11%	4.74%
Class B	Growth of $10,000	$10,291	$11,107	$8,652	$14,638
	Average annual total return	2.91%	3.56%	-2.85%	4.70%
Class C	Growth of $10,000	$10,591	$11,305	$8,724	$14,635
	Average annual total return	5.91%	4.17%	-2.69%	4.70%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Growth Portfolio

Comparative Results as of 2/28/05
		1-Year	3-Year	5-Year	Life of Class*
S&P 500 Index+	Growth of $10,000	$10,698	$11,458	$9,518	$18,042
	Average annual total return	6.98%	4.64%	-.98%	7.42%
Russell 1000 Index+	Growth of $10,000	$10,748	$11,678	$9,538	$18,313
	Average annual total return	7.48%	5.31%	-.94%	7.61%
Russell 2000 Index+	Growth of $10,000	$10,953	$14,028	$11,706	$19,913
	Average annual total return	9.53%	11.94%	3.20%	8.71%
Lehman Brothers Aggregate Bond Index+	Growth of $10,000	$10,243	$11,770	$14,376	$16,982
	Average annual total return	2.43%	5.58%	7.53%	6.63%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

+ Effective June 28, 2004, the portfolio changed its indices in conjunction with the policy change for the portfolio as follows: The Russell 1000 Index will replace the S&P 500 Index. The Standard & Poor's 500 (S&P 500) Index is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Index is an unmanaged price-only index of the 1,000 largest capitalization companies that are domiciled in the United States and whose common stocks are traded there. The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 small US stocks. The Lehman Brothers Aggregate Bond Index is a market-weighted measure of US Treasury and agency securities, corporate bond issues and mortgage-backed securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class A Lipper Rankings — Multi-Cap Core Funds Category as of 2/28/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	380	of	711	54
3-Year	285	of	510	56

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Pathway Growth Portfolio

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Portfolio's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the Portfolio's most recent month-end performance. To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for the Pathway Growth Portfolio as well as for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class AARP shares for the periods prior to its inception on September 25, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Growth Portfolio during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 2/28/05
	6-Month*	1-Year	3-Year	5-Year	Life of Class*
Class S	9.76%	7.03%	5.23%	-1.74%	5.74%
Class AARP	9.76%	7.03%	5.23%	-1.74%	5.74%
S&P 500 Index+	9.99%	6.98%	4.64%	-.98%	7.42%
Russell 1000 Index+	10.82%	7.48%	5.31%	-.94%	7.61%
Russell 2000 Index+	16.40%	9.53%	11.94%	3.20%	8.71%
Lehman Brothers Aggregate Bond Index+	1.26%	2.43%	5.58%	7.53%	6.63%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Growth Portfolio

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 2/28/05	$ 13.13	$ 13.13
8/31/04	$ 12.17	$ 12.17
Distribution Information: Six Months: Income Dividends as of 2/28/05	$ .23	$ .23
Growth of an Assumed $10,000 Investment
[] Pathway Growth Portfolio — Class S - - - S&P 500 Index+ [] Russell 1000 Index+ [] Russell 2000 Index+ [] Lehman Brothers Aggregate Bond Index+

Yearly periods ended February 28
Comparative Results as of 2/28/05
Pathway Growth Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class S	Growth of $10,000	$10,703	$11,652	$9,158	$15,885
	Average annual total return	7.03%	5.23%	-1.74%	5.74%
Class AARP	Growth of $10,000	$10,703	$11,652	$9,158	$15,885
	Average annual total return	7.03%	5.23%	-1.74%	5.74%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Growth Portfolio

Comparative Results as of 2/28/05
		1-Year	3-Year	5-Year	Life of Class*
S&P 500 Index+	Growth of $10,000	$10,698	$11,458	$9,518	$18,042
	Average annual total return	6.98%	4.64%	-.98%	7.42%
Russell 1000 Index+	Growth of $10,000	$10,748	$11,678	$9,538	$18,313
	Average annual total return	7.48%	5.31%	-.94%	7.61%
Russell 2000 Index+	Growth of $10,000	$10,953	$14,028	$11,706	$19,913
	Average annual total return	9.53%	11.94%	3.20%	8.71%
Lehman Brothers Aggregate Bond Index+	Growth of $10,000	$10,243	$11,770	$14,376	$16,982
	Average annual total return	2.43%	5.58%	7.53%	6.63%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

+ Effective June 28, 2004, the portfolio changed its indices in conjunction with the policy change for the portfolio as follows: The Russell 1000 Index will replace the S&P 500 Index. The Standard & Poor's 500 (S&P 500) Index is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Index is an unmanaged price-only index of the 1,000 largest capitalization companies that are domiciled in the United States and whose common stocks are traded there. The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 small US stocks. The Lehman Brothers Aggregate Bond Index is a market-weighted measure of US Treasury and agency securities, corporate bond issues and mortgage-backed securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S Lipper Rankings — Multi-Cap Core Funds Category as of 2/28/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	355	of	711	50
3-Year	275	of	510	54
5-Year	231	of	353	66

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expense of the Underlying Scudder Funds in which the Portfolio invests. The Portfolio's estimated indirect expense from investing in the Underlying Scudder Funds is based on its allocation of Underlying Scudder Funds. In the most recent six-month period, Class A, B, C, AARP (excluding Class AARP for the Pathway Conservative and Pathway Moderate Portfolios and Class B and C for the Pathway Moderate Portfolio) and S shares limited these expenses; had they not done so, expenses would have been higher. In addition, certain of the Underlying Scudder Funds limited expenses; had they not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended February 28, 2005.

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Pathway Conservative Portfolio

Direct Portfolio Expenses and Value of a $1,000 Investment for the six months ended February 28, 2005
Actual Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/05	$ 1,063.20	$ 1,060.20	$ 1,060.40	$ 1,065.90	$ 1,064.80
Expenses Paid per $1,000*	$ 2.81	$ 6.64	$ 6.64	$ 1.43	$ 1.54
Hypothetical 5% Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/05	$ 1,022.07	$ 1,018.35	$ 1,018.35	$ 1,023.41	$ 1,023.31
Expenses Paid per $1,000*	$ 2.76	$ 6.51	$ 6.51	$ 1.40	$ 1.51
Direct Portfolio Expenses and Estimated Indirect Underlying Scudder Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2005
Actual Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/05	$ 1,063.20	$ 1,060.20	$ 1,060.40	$ 1,065.90	$ 1,064.80
Expenses Paid per $1,000**	$ 5.88	$ 9.71	$ 9.71	$ 4.51	$ 4.61
Hypothetical 5% Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/05	$ 1,019.09	$ 1,015.37	$ 1,015.37	$ 1,020.43	$ 1,020.33
Expenses Paid per $1,000**	$ 5.76	$ 9.49	$ 9.49	$ 4.41	$ 4.51

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

** Expenses are equal to the Portfolio's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Portfolio invests, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class AARP	Class S
Direct Portfolio Expense Ratio	.55%	1.30%	1.30%	.28%	.30%
Estimated Indirect Expenses of Underlying Scudder Funds	.60%	.60%	.60%	.60%	.60%
Estimated Net Annual Portfolio and Underlying Scudder Funds Expenses	1.15%	1.90%	1.90%	.88%	.90%

For more information, please refer to the Portfolio's prospectus.

Pathway Moderate Portfolio

Direct Portfolio Expenses and Value of a $1,000 Investment for the six months ended February 28, 2005
Actual Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/05	$ 1,080.00	$ 1,076.90	$ 1,076.90	$ 1,081.60	$ 1,080.40
Expenses Paid per $1,000*	$ 2.84	$ 6.39	$ 5.97	$ .93	$ 1.55
Hypothetical 5% Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/05	$ 1,022.07	$ 1,018.65	$ 1,019.04	$ 1,023.90	$ 1,023.31
Expenses Paid per $1,000*	$ 2.76	$ 6.21	$ 5.81	$ .90	$ 1.51
Direct Portfolio Expenses and Estimated Indirect Underlying Scudder Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2005
Actual Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/05	$ 1,080.00	$ 1,076.90	$ 1,076.90	$ 1,081.60	$ 1,080.40
Expenses Paid per $1,000**	$ 5.83	$ 9.37	$ 8.96	$ 3.92	$ 4.54
Hypothetical 5% Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/05	$ 1,019.19	$ 1,015.92	$ 1,016.17	$ 1,021.03	$ 1,020.43
Expenses Paid per $1,000**	$ 5.66	$ 9.10	$ 8.70	$ 3.81	$ 4.41

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

** Expenses are equal to the Portfolio's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Portfolio invests, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class AARP	Class S
Direct Portfolio Expense Ratio	.55%	1.24%	1.16%	.18%	.30%
Estimated Indirect Expenses of Underlying Scudder Funds	.58%	.58%	.58%	.58%	.58%
Estimated Net Annual Portfolio and Underlying Scudder Funds Expenses	1.13%	1.82%	1.74%	.76%	.88%

For more information, please refer to the Portfolio's prospectus.

Pathway Growth Portfolio

Direct Portfolio Expenses and Value of a $1,000 Investment for the six months ended February 28, 2005
Actual Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/05	$ 1,096.70	$ 1,091.80	$ 1,091.80	$ 1,097.60	$ 1,097.60
Expenses Paid per $1,000*	$ 2.86	$ 6.74	$ 6.74	$ 1.56	$ 1.56
Hypothetical 5% Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.000	$ 1,000.00
Ending Account Value 2/28/05	$ 1,022.07	$ 1,018.35	$ 1,018.35	$ 1,023.31	$ 1,023.31
Expenses Paid per $1,000*	$ 2.76	$ 6.51	$ 6.51	$ 1.51	$ 1.51
Direct Portfolio Expenses and Estimated Indirect Underlying Scudder Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2005
Actual Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.000	$ 1,000.00
Ending Account Value 2/28/05	$ 1,096.70	$ 1,091.80	$ 1,091.80	$ 1,097.60	$ 1,097.60
Expenses Paid per $1,000**	$ 5.82	$ 9.70	$ 9.70	$ 4.52	$ 4.52
Hypothetical 5% Portfolio Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 9/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/05	$ 1,019.24	$ 1,015.52	$ 1,015.52	$ 1,020.48	$ 1,020.48
Expenses Paid per $1,000**	$ 5.61	$ 9.35	$ 9.35	$ 4.36	$ 4.36

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

** Expenses are equal to the Portfolio's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Portfolio invests, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class AARP	Class S
Direct Portfolio Expense Ratio	.55%	1.30%	1.30%	.30%	.30%
Estimated Indirect Expenses of Underlying Scudder Funds	.57%	.57%	.57%	.57%	.57%
Estimated Net Annual Portfolio and Underlying Scudder Funds Expenses	1.12%	1.87%	1.87%	.87%	.87%

For more information, please refer to the Portfolio's prospectus.

Pathway Growth Plus Portfolio

Direct Portfolio Expenses and Value of a $1,000 Investment for the period ended February 28, 2005
Actual Portfolio Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/05	$ 1,061.10	$ 1,056.70	$ 1,058.70	$ 1,062.50
Expenses Paid per $1,000*	$ 1.86	$ 4.40	$ 4.40	$ 1.02
Hypothetical 5% Portfolio Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/05	$ 1,014.63	$ 1,012.16	$ 1,012.16	$ 1,015.45
Expenses Paid per $1,000*	$ 1.82	$ 4.30	$ 4.30	$ .99
Direct Portfolio Expenses and Estimated Indirect Underlying Scudder Fund Expenses and Value of a $1,000 Investment for the period ended February 28, 2005
Actual Portfolio Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/05	$ 1,061.10	$ 1,056.70	$ 1,058.70	$ 1,062.50
Expenses Paid per $1,000**	$ 3.86	$ 6.39	$ 6.40	$ 3.02
Hypothetical 5% Portfolio Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/05	$ 1,012.69	$ 1,010.22	$ 1,010.22	$ 1,013.51
Expenses Paid per $1,000**	$ 3.77	$ 6.25	$ 6.25	$ 2.95

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days since the commencement of the class (November 1, 2004), then divided by 365.

** Expenses are equal to the Portfolio's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Portfolio invests, multiplied by the average account value over the period, multiplied by the number of days since the commencement of the class (November 1, 2004), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Portfolio Expense Ratio	.55%	1.30%	1.30%	.30%
Estimated Indirect Expenses of Underlying Scudder Funds	.59%	.59%	.59%	.59%
Estimated Net Annual Portfolio and Underlying Scudder Funds Expenses	1.14%	1.89%	1.89%	.89%

For more information, please refer to the Portfolio's prospectus.

Portfolio Management Review

In the following interview, Co-Managers Janet Campagna, Robert Wang and Inna Okounkova and Investment Strategist Arnim Holzer address the economy, markets, portfolio management strategy and resulting performance of Scudder Pathway Portfolios during the six months ended February 28, 2005.

Q:  How did the asset classes included in the portfolios perform over the last six months?

A:  For the six months ended February 28, 2005, returns of US equities were generally positive. The Russell 1000 Index, which measures the performance of the large-capitalization sector of the US market, had a return of 10.82%.1 Small-capitalization stocks were even stronger: the Russell 2000 Index had a return of 16.40%.2

International equities were also strong, particularly in emerging markets. The return of the MSCI EAFE Index, a broad measure of international equity markets, was 21.18% in dollar terms.3 The return of the MSCI EMF Index, which tracks performance of emerging markets, was 35.36%.4

1 The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on total market capitalization. The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index.

2 The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $607.1 million; the median market capitalization was approximately $496.4 million. The largest company in the index had an approximate market capitalization of $1.6 billion.

3 The MSCI EAFE (Morgan Stanley Capital International Europe Australasia Far East) Index is a measure of stock market performance in Europe, Australia and the Far East in US dollar terms.

4 The MSCI EMF (Morgan Stanley Capital International Emerging Markets Free) Index is a capitalization-weighted index composed of companies representative of the market structure of 26 emerging-market countries in Europe, Latin America and the Pacific Basin. The MSCI EMF Index excludes closed markets and shares in otherwise free markets that are not purchasable by foreigners.

The MSCI EAFE and EMF indexes are calculated using closing local market prices and converted to US dollars using the London close foreign exchange rates.

Index returns assume reinvestment of all dividends, and, unlike fund returns, do not reflect fees or expenses. It is not possible to invest directly in an index.

Fixed-income securities in the United States performed relatively well, despite the potential for weakness created by the Federal Reserve Board's (the Fed) five interest rate hikes in 2004 and one in February 2005. (Bond prices and interest rates normally move in opposite directions.) The return of the Lehman Brothers US Aggregate Intermediate Index was 0.77% for the six-month period, while the Lehman Brothers Aggregate Bond Index posted a return of 1.26%.5 Over the last several years, there has been a negative correlation between stock and bond returns, meaning stock and bond returns have moved in opposite directions. Over the last six months, stock and bond returns continued to move in opposite directions, but the correlation became less negative.

5 The Lehman Brothers US Aggregate Intermediate Index contains securities in the intermediate-maturity range of the Lehman Brothers US Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

Q:  Will you describe the underlying global economic and political conditions and how they affected the markets?

A:  Since Scudder Pathway Series includes equity and fixed-income investments in the United States and throughout the world, performance is affected by a broad range of economic, political and market factors.

At the beginning of the six-month period, there was considerable concern regarding whether the expansion of the US economy could be sustained, and many observers believed that a slowdown was about to begin. In the fourth quarter of 2004 and the early months of 2005, we began to see more positive economic reports. Employment numbers began to look more favorable, and economic leadership began to pass from the consumer to the corporate sector. Corporate earnings were relatively strong, and profit margins were stable. By the end of February, there was greater confidence that economic growth in the United States might continue for some time.

After a period of low returns in September and October, the US market began to move up again in November and December, as oil prices fell slightly, stronger-than-expected economic growth was reported in the third quarter, and the uncertainties surrounding the presidential election were resolved. A modest market drop in January was followed by another move up in February.

Over this period, the fixed-income market was relatively strong. The main driver of bond performance was a lack of upward pressure on long-term interest rates, despite the Fed's actions to increase short-term rates. Corporations maintained strong balance sheets and funded operations largely from available cash, rather than going to the bond market. The result was a light calendar of new corporate bond issues, so that the United States Treasury did not encounter much competition for its issues.

Looking at international economies, Japan and the European countries were somewhat weaker than the United States in the closing months of 2004. Strong growth continued in China, as the slowdown that was expected near the end of 2004 never materialized.

Returns that US investors receive on investments in foreign markets are affected by the returns of those investments in local currency and also by changes in exchange rates between US dollars and other currencies. For example, if the value of the dollar increases relative to the euro, the return on dollars invested in euro-denominated securities will be the return calculated in euros less the drop in value of the euro relative to the dollar. Because the value of the US dollar declined relative to most other world currencies, most foreign stock markets outperformed US equities in dollar terms, though returns were about the same in local-currency terms. So, US investors who held international investments denominated in a foreign currency would have received a boost in performance, as local currency rose in value relative to the US dollar. The dollar's weakening trend abated at the end of 2004, and we began to see some stability relative to other currencies, particularly the yen and the euro, at the beginning of 2005.

Q:  In this environment, what is the outlook for the near future?

A:  There are several causes for concern among investors, particularly the continuing instability in the Middle East, which is a factor in rising energy prices. For US investors, the weakness of the dollar and the budget and trade deficits in this country are also potential negatives.6 There are no clear signs that global imbalances are correcting. However, the world's economies continue to be relatively strong despite these concerns. The Fed's commitment to a neutral stance on monetary policy should enable the US economy to continue expanding at a moderate pace.

6 A government budget deficit occurs when expenditures are greater than revenues. A trade deficit occurs when the value of imports exceeds the value of exports.

Based on analysis and forecasts by our investment teams, stocks now appear inexpensive relative to bonds, though the recent run-up in stock prices affects relative values. Concerns over margins and the ability of companies to generate growth could begin to limit upside potential. We believe that European securities offer tremendous value relative to the United States.

Most international economies continue to expand at a moderate pace. Consensus estimates among economists call for growth in 2005 of approximately 2% in Japan and 1.7% to 2% in Europe. China's economy now appears likely to continue expanding at a rapid pace.

Since global bond yields remain relatively low, equities appear attractive relative to bonds. We anticipate that both short-term and long-term interest rates in the United States will move up steadily through 2005, pushing bond prices lower.

Investment flows are strong across a broad range of asset classes. There are good fundamental signs, and investors seem willing to take a moderate degree of risk.

Q:  How are Scudder Pathway Portfolios managed?

A:  We apply the same proprietary methodology to Scudder Pathway Portfolios that we use for our institutional clients. Our strategy for managing the fund-of-funds portfolios and evaluating how they perform consists of two components: strategic and tactical asset allocation, and allocation to the underlying funds.

Strategic allocations are long-term allocations to major asset classes such as stocks or bonds. We review strategic allocations once a year, but they change very little. To derive strategic asset allocation, we use a proprietary methodology that consists of the following steps.

First, we assume that the market is nearly efficient, meaning that prices of securities reflect most of the factors that would influence their value, and that global market allocations to major asset classes are close to optimal.

Next, we use several signals to adjust the allocations to take advantages of inefficiencies in the markets. We use signals that are likely to drive performance over the next several years, such as reversion to mean, the slope of the yield curve and currency rates.7

7 Mean reversion is a strategy that involves purchasing an underperforming asset and holding the position until the asset rebounds; it is based on the mathematical premise that all returns will eventually move back toward the mean, or average, return. Thus, if an asset is underperforming, its return will be higher. A yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually Treasuries, at a given point in time. The currency exchange rate represents the rate at which one currency may be converted into another. It is also called rate of exchange or foreign exchange rate.

Tactical asset allocation is the overweighting or underweighting of asset classes relative to the long-term strategic allocations. It is guided by our Integrated Global Alpha Platform (iGAP). The iGAP platform collects investment ideas generated by investment teams located around the world. These teams use both fundamental analysis and quantitative models. Quantitative models use mathematical and statistical analysis to evaluate investments in a rigorous risk-controlled fashion. Fundamental analysis is the use of all available information about a possible investment, such as earnings growth, management capability, industry trends, a company's financial strength, and quantitative measures, to determine value.

Our iGAP platform processes these ideas through a specially designed investment and portfolio engineering infrastructure and then turns them into model portfolios that take into account volatility, return objectives and portfolio constraints. For example, suppose strategic allocation to international equities is 6% and iGAP position is overweight international equities by 1% relative to the strategic weight; then the weight implemented for this particular month is 7% in international equities.

Based on the desired exposure to particular investments and a thorough risk analysis, the managers then decide which funds to use as underlying funds and in which proportions. Over the past few months, fund allocations have been generally stable; most moves among asset classes have been tactical.

Q:  How did the underlying funds perform over the last six months?

A:  The portfolios have the potential to invest in a total of 50 different funds, providing exposure to all categories of US equities, international equities and a variety of fixed-income securities. Performance of each fund is compared with returns of indices of securities in the appropriate asset classes. Since these indices represent broad asset classes in which Scudder Pathway Portfolios managers invest, they serve mainly as points of comparison for returns of asset classes within the portfolios (such as US equities or intermediate-term bonds), but they are not necessarily benchmarks against which the underlying funds are managed.

For the six months ended February 2005, returns of the equity funds were significantly higher than returns of the bond funds. However, relative to the indices used for comparison, fixed-income funds had overall stronger performance. The most positive relative return in the fixed-income area was achieved by the two high-yield funds: Scudder High Income Plus Fund and Scudder High Income Opportunity Fund. Scudder Fixed Income Fund and Scudder Income Fund also surpassed the returns of their indices.

Among domestic equity funds, Scudder Small Cap Growth Fund, Scudder Micro Cap Fund and Scudder Small Company Stock Fund achieved the most positive results relative to the index with which they are compared, the Russell 2000 Index; Scudder Blue Chip Fund and Scudder-Dreman High Return Equity Fund were also positive relative to the Russell 1000 Index. With regard to Scudder Blue Chip Fund, stock picking added value at the end of 2004 and the beginning of 2005.

Scudder Large Company Growth Fund and Scudder Capital Growth Fund were most negative relative to the Russell 1000 Index, though the returns of both funds were positive for the period.

In international markets, emerging markets (as measured by the MSCI EMF Index) was the strongest category, but Scudder Emerging Markets Growth Fund underperformed the index, despite a strong absolute return. Scudder Japanese Equity Fund significantly underperformed the broad international MSCI EAFE Index, while Scudder Greater Europe Growth Fund outperformed the EAFE index.

Q:  Do you have other comments for shareholders?

A:  We continue to believe that a rigorous approach to strategic and tactical asset allocation, combined with diligent risk management, offers investors the potential for superior risk-adjusted returns. We take a disciplined approach to adjusting allocations on a regular basis, while attempting to avoid excessive transaction costs. We believe that the investment processes we use, combining statistical analysis with in-depth research and long-term forecasting, have the potential to add significant value.

While the current environment certainly involves risks, such as high energy prices and political instability in many parts of the world, we believe there is potential for global economic growth and continued market strength.

For many investors, a disciplined asset allocation fund such as Pathway offers the potential to take advantage of a wide range of investment opportunities with a moderate degree of risk.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Highlights

Pathway Conservative Portfolio

Scudder Pathway Conservative Portfolio seeks current income and, as a secondary objective, long-term growth of capital. It does this by investing substantially in fixed-income mutual funds, with a more moderate exposure to equity funds.

Performance

Scudder Pathway Conservative Portfolio provided a total return of 6.32% (Class A shares) for the six-month period ended February 28, 2005. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 3 through 8 for the performance of other share classes and for more complete performance information.) The portfolio outperformed the 6.13% average total return of its peers in the Lipper Income Funds category.1 The return of the bond index, the Lehman Brothers U.S. Aggregate Intermediate Index, was 0.77%. Performance of the underlying funds contributed significantly to return, as seven of the nine fixed-income funds outperformed the relevant indices.

1 Source: Lipper Inc. The Lipper Income Funds category comprises funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. It is not possible to invest directly in a Lipper category.

Portfolio Strategy

The portfolio's equity position was above the midpoint of its normal range of 25% to 55% throughout the six-month period, reaching a peak of 45% in January and February. This was a positive decision, as equities performed significantly better than bonds. A negative factor for performance was a reduction in the equity position in December, when the market was relatively strong. The equity position was lowest in December, at 42% of the portfolio. International equities were quite strong, and performance benefited from international exposure, which was above 5% of the total for four of the six months.

Within the fixed-income segment of the portfolio, targeted for 45% to 75% of the portfolio, performance benefited modestly from a de-emphasis on short-term investments. For each month in the period, the fixed-income position was below 60% of the portfolio; the highest percentage was in December, when fixed income represented 58% of the total.

Pathway Moderate Portfolio

Scudder Pathway Moderate Portfolio seeks a balance of current income and growth of capital. It does this by investing in a mix of money market, bond and equity mutual funds.

Performance

Scudder Pathway Moderate Portfolio provided a total return of 8.00% (Class A shares) for the six-month period ended February 28, 2005. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 9 through 14 for the performance of other share classes and for more complete performance information.) The portfolio outperformed the 7.69% average total return of its peers in the Lipper Balanced Funds category.2 For the six months ended February 28, 2005, the return of the Russell 1000 Index was 10.82%; the return of the Lehman Brothers Aggregate Bond Index was 1.26%.

2 Source: Lipper Inc. The Lipper Balanced Funds category comprises funds whose primary objective is to conserve principal by maintaining at all times a balance of both stocks and bonds. Typically, the stock/bond ratio is approximately 60%/40%. It is not possible to invest directly in a Lipper category.

Portfolio Strategy

The portfolio's equity position was above the midpoint of its normal range of 45% to 75% throughout the six-month period, and it was maintained above 60% for five of the six months. This was a positive decision, as equities performed significantly better than bonds. A negative factor for performance was a reduction in the equity position to 58% in December, when equity markets were relatively strong. International equities were quite strong, and performance benefited from international exposure, which was at 6% or above for four of the six months.

Within the fixed-income segment of the portfolio, targeted for 25% to 55% of the portfolio, performance benefited modestly from a de-emphasis on short-term investments. For five of the six months in the period, the fixed-income position was below 40% of the portfolio; the highest percentage was in December, when fixed income represented 42% of the total.

Pathway Growth Portfolio

Scudder Pathway Growth Portfolio seeks long-term growth of capital and, as a secondary objective, current income. It does this by investing primarily in equity mutual funds. The portfolio also invests a portion of assets in fixed-income funds, which offer the potential for capital appreciation as well as income.

Performance

Scudder Pathway Growth Portfolio provided a total return of 9.67% (Class A shares) for the six-month period ended February 28, 2005. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 15 through 20 for the performance of other share classes and for more complete performance information.) The portfolio underperformed the 11.96% average total return of its peers in the Lipper Multi-Cap Core Funds category.3 For the six months ended February 28, 2005, the return of the Russell 1000 Index was 10.82%; the return of the Lehman Brothers Aggregate Bond Index was 1.26%.

3 Source: Lipper Inc. The Lipper Multi-Cap Core Funds category comprises funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period. Multi-cap funds will generally have 25% to 75% of their assets invested in companies with market capitalizations (on a 3-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P MidCap 400 Index. Multi-Cap Core Funds have wide latitude in the companies in which they invest. These funds normally compare their average price-to-earnings ratios, price-to-book ratios and 3-year earnings growth figures with the US diversified multi-cap equity funds universe average. It is not possible to invest directly in a Lipper category.

Performance relative to the peer group was negatively affected by a lower-than-peer allocation to equities at a time when equities significantly outperformed bonds. The Lipper peer group is generally 100% equities, while the portfolio's target allocation calls for investment of up to 25% in bonds. Performance of the underlying funds added marginally to return.

Portfolio Strategy

Performance of Scudder Pathway Growth Portfolio benefited from the overall strength in the equity markets, since this portfolio's emphasis is on equities, with 60% to 90% of assets invested in equities. The portfolio's equity position was above 75% of the total allocation for five of the six months, and it was above 78% for four of the six months. A negative factor for performance was a reduction in the equity position to 73% in December, when equity markets were relatively strong. International equities were quite strong, and performance benefited from international exposure, which was above 9% of the total value of the portfolio for four of the six months.

Within the fixed-income segment of the portfolio, targeted for 10% to 40% of the total allocation, performance benefited modestly from a de-emphasis on short-term investments, which represented less than 2% of the portfolio in every month except November. Fixed income funds represented less than 26% of the total allocation for five of the six months, with the exception being December.

Pathway Growth Plus Portfolio

Scudder Pathway Growth Plus Portfolio seeks long-term growth of capital. It does this by investing primarily in equity mutual funds. While the target allocation is 100% equity funds, the managers may invest up to 30% of the portfolio in bond funds when bond market conditions suggest the potential for capital.

The portfolio's inception was November 1, 2004. See our Web site scudder.com for performance information.

Portfolio Strategy

The target allocation for this portfolio is 70% to 100% equity funds. Equity exposure was maintained close to 100% for the four months ended February 28, 2005, benefiting return in a period of positive equity performance.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summaries February 28, 2005

Pathway Conservative Portfolio

Asset Allocation	2/28/05	8/31/04

Money Market	2%	2%
Fixed Income	53%	54%
Equity	45%	44%
	100%	100%
Asset Class Ranges	2/28/05

Fixed Income Funds	45-75%
Equity Funds	25-55%

Asset allocation is subject to change.

For more complete details about the portfolio's investments, see page 43. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Pathway Moderate Portfolio

Asset Allocation	2/28/05	8/31/04

Money Market	1%	1%
Fixed Income	36%	37%
Equity	63%	62%
	100%	100%
Asset Class Ranges	2/28/05

Fixed Income Funds	25-55%
Equity Funds	45-75%

Asset allocation is subject to change.

For more complete details about the portfolio's investments, see page 45. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Pathway Growth Portfolio

Asset Allocation	2/28/05	8/31/04

Money Market	1%	2%
Fixed Income	21%	21%
Equity	78%	77%
	100%	100%
Asset Class Ranges	2/28/05

Fixed Income Funds	10-40%
Equity Funds	60-90%

Asset allocation is subject to change.

For more complete details about the portfolio's investments, see page 47. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Pathway Growth Plus Portfolio

Asset Allocation	2/28/05

Money Market	2%
Equity	98%
100%
Asset Class Ranges	2/28/05

Fixed Income Funds	0-30%
Equity Funds	70-100%

Asset allocation is subject to change.

For more complete details about the portfolio's investments, see page 49. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of February 28, 2005 (Unaudited)

Pathway Conservative Portfolio	Shares	Value ($)

Equity Funds 45.3%
Scudder Blue Chip Fund "Institutional"	461,813	8,954,551
Scudder Capital Growth Fund "Institutional"	11,691	506,089
Scudder Equity 500 Index Fund "Institutional"	148,439	20,272,377
Scudder Greater Europe Growth Fund "S"	77,322	2,176,611
Scudder Growth and Income Fund "Institutional"	313,440	6,839,255
Scudder International Equity Fund "Institutional"	71,365	842,105
Scudder International Fund "Institutional"	29,456	1,333,162
Scudder International Select Equity Fund "Premier"	90,257	1,802,426
Scudder Japanese Equity Fund "S"	74,116	743,386
Scudder Large Cap Value Fund "Institutional"	121,969	2,794,317
Scudder Large Company Growth Fund "Institutional"	190,526	4,467,843
Scudder Micro Cap Fund "Institutional"	2,904	62,418
Scudder RREEF Real Estate Securities Fund "Institutional"	62,946	1,207,297
Scudder Small Cap Growth Fund "Institutional"	36,878	900,187
Scudder Small Company Stock Fund "S"	131,731	3,336,742
Scudder Small Company Value Fund "S"	41,276	1,098,758
Scudder-Dreman High Return Equity Fund "I"	20,920	914,408
Total Equity Funds (Cost $50,936,123)		58,251,932

Fixed Income 52.5%
Scudder Fixed Income Fund "Institutional"	2,704,745	29,562,857
Scudder GNMA Fund "S"	1,143,954	17,205,073
Scudder High Income Opportunity Fund "S"	2,580	24,771
Scudder High Income Plus Fund "Premier"	482,451	3,835,487
Scudder Income Fund "Institutional"	725,806	9,384,678
Scudder Short Duration Fund "Institutional"	247,357	2,471,096
Scudder Short Term Bond Fund "S"	487,860	4,937,148
Total Fixed Income (Cost $67,268,744)		67,421,110

Money Market 1.9%
Scudder Cash Investment Trust "S"	2,394,461	2,394,461
Scudder Money Market Series "Institutional"	29,892	29,892
Total Money Market (Cost $2,424,353)		2,424,353
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $120,629,220) (a)	99.7	128,097,395
Other Assets and Liabilities, Net	0.3	334,265
Net Assets	100.0	128,431,660

(a) The cost for federal income tax purposes was $122,199,217. At February 28, 2005, net unrealized appreciation for all securities based on tax cost was $5,898,178. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,191,028 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $292,850.

During the six months ended February 28, 2005, purchases and sales of mutual funds (excluding money market investments) aggregated $36,276,423 and $25,140,000, respectively.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of February 28, 2005 (Unaudited)

Pathway Moderate Portfolio	Shares	Value ($)

Equity 62.6%
Scudder Blue Chip Fund "Institutional"	1,431,056	27,748,184
Scudder Capital Growth Fund "Institutional"	4,130	178,790
Scudder Emerging Markets Growth Fund "S"	78	1,483
Scudder Equity 500 Index Fund "Institutional"	442,025	60,367,365
Scudder Greater Europe Growth Fund "S"	203,128	5,718,051
Scudder Growth and Income Fund "Institutional"	955,327	20,845,224
Scudder International Equity Fund "Institutional"	198,401	2,341,136
Scudder International Fund "Institutional"	38,103	1,724,521
Scudder International Select Equity Fund "Premier"	256,906	5,130,421
Scudder Japanese Equity Fund "S"	214,146	2,147,887
Scudder Large Cap Value Fund "Institutional"	432,540	9,909,493
Scudder Large Company Growth Fund "Institutional"	652,275	15,295,855
Scudder Micro Cap Fund "Institutional"	11,656	250,480
Scudder RREEF Real Estate Securities Fund "Institutional"	194,230	3,725,329
Scudder Select 500 Fund "S"	202,528	2,418,188
Scudder Small Cap Growth Fund "Institutional"	89,130	2,175,662
Scudder Small Company Stock Fund "S"	338,367	8,570,842
Scudder Small Company Value Fund "S"	128,460	3,419,595
Scudder-Dreman High Return Equity Fund "I"	51,679	2,258,894
Scudder-Dreman Small Cap Value Fund "I"	3,286	113,539
Total Equity (Cost $153,727,840)		174,340,939

Fixed Income 35.8%
Scudder Fixed Income Fund "Institutional"	8,573,069	93,703,639
Scudder GNMA Fund "S"	7,261	109,201
Scudder High Income Opportunity Fund "S"	6,276	60,247
Scudder High Income Plus Fund "Premier"	690,353	5,488,310
Scudder Income Fund "Institutional"	8,699	112,473
Scudder Short Term Bond Fund "S"	10,523	106,495
Total Fixed Income (Cost $99,463,069)		99,580,365

Money Market 1.3%
Scudder Cash Investment Trust "S"	3,574,916	3,574,916
Scudder Money Market Series "Institutional"	85,912	85,912
Total Money Market (Cost $3,660,828)		3,660,828
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $256,851,737) (a)	99.7	277,582,132
Other Assets and Liabilities, Net	0.3	717,054
Net Assets	100.0	278,299,186

(a) The cost for federal income tax purposes was $259,577,191. At February 28, 2005, net unrealized appreciation for all securities based on tax cost was $18,004,941. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,900,935 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $895,994.

During the six months ended February 28, 2005, purchases and sales of mutual funds (excluding money market investments) aggregated $82,605,788 and $28,154,999, respectively.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of February 28, 2005 (Unaudited)

Pathway Growth Portfolio	Shares	Value ($)

Equity 78.1%
Scudder Blue Chip Fund "Institutional"	1,655,886	32,107,621
Scudder Capital Growth Fund "Institutional"	2,423	104,896
Scudder Emerging Markets Growth Fund "S"	36,465	691,734
Scudder Equity 500 Index Fund "Institutional"	536,901	73,324,530
Scudder Global Fund "S"	346	9,597
Scudder Greater Europe Growth Fund "S"	269,755	7,593,592
Scudder Growth and Income Fund "Institutional"	1,071,817	23,387,049
Scudder International Equity Fund "Institutional"	277,751	3,277,457
Scudder International Fund "Institutional"	73,218	3,313,862
Scudder International Select Equity Fund "Premier"	344,680	6,883,265
Scudder Japanese Equity Fund "S"	263,203	2,639,923
Scudder Large Cap Value Fund "Institutional"	593,270	13,591,817
Scudder Large Company Growth Fund "Institutional"	744,043	17,447,817
Scudder Micro Cap Fund "Institutional"	22,708	487,989
Scudder RREEF Real Estate Securities Fund "Institutional"	213,505	4,095,017
Scudder Small Cap Growth Fund "Institutional"	100,776	2,459,932
Scudder Small Company Stock Fund "S"	357,144	9,046,455
Scudder Small Company Value Fund "S"	148,159	3,943,986
Scudder-Dreman High Return Equity Fund "I"	46,824	2,046,683
Scudder-Dreman Small Cap Value Fund "I"	18,366	634,536
Total Equity (Cost $179,105,828)		207,087,758

Fixed Income 20.4%
Scudder Emerging Markets Income Fund "S"	1,464	15,968
Scudder Fixed Income Fund "Institutional"	4,713,277	51,516,122
Scudder GNMA Fund "S"	1,961	29,498
Scudder High Income Opportunity Fund "S"	5,079	48,755
Scudder High Income Plus Fund "Premier"	323,234	2,569,710
Scudder Income Fund "Institutional"	3,555	45,965
Total Fixed Income (Cost $53,917,456)		54,226,018

Money Market 1.1%
Scudder Cash Investment Trust "S"	2,703,456	2,703,456
Scudder Money Market Series "Institutional"	127,109	127,109
Total Money Market (Cost $2,830,565)		2,830,565
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $235,853,849) (a)	99.6	264,144,341
Other Assets and Liabilities, Net	0.4	973,501
Net Assets	100.0	265,117,842

(a) The cost for federal income tax purposes was $238,796,411. At February 28, 2005, net unrealized appreciation for all securities based on tax cost was $25,347,930. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,120,256 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $772,326.

During the six months ended February 28, 2005, purchases and sales of mutual funds (excluding money market investments) aggregated $70,350,452 and $30,034,999, respectively.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of February 28, 2005 (Unaudited)

Pathway Growth Plus Portfolio	Shares	Value ($)

Equity 94.8%
Scudder Blue Chip Fund "Institutional"	56,643	1,098,312
Scudder Emerging Markets Growth Fund "S"	1,907	36,181
Scudder Equity 500 Index Fund "Institutional"	18,367	2,508,347
Scudder Greater Europe Growth Fund "S"	4,658	131,115
Scudder Growth and Income Fund "Institutional"	42,994	938,119
Scudder International Equity Fund "Institutional"	3,845	45,375
Scudder International Fund "Institutional"	1,311	59,339
Scudder International Select Equity Fund "Premier"	4,587	91,604
Scudder Japanese Equity Fund "S"	5,525	55,416
Scudder Large Cap Value Fund "Institutional"	14,487	331,903
Scudder Large Company Growth Fund "Institutional"	24,215	567,845
Scudder RREEF Real Estate Securities Fund "Institutional"	8,659	166,077
Scudder Small Cap Growth Fund "Institutional"	2,583	63,056
Scudder Small Company Stock Fund "S"	19,425	492,025
Scudder Small Company Value Fund "S"	4,130	109,942
Scudder-Dreman High Return Equity Fund "I"	296	12,921
Scudder-Dreman Small Cap Value Fund "I"	1,574	54,375
Total Equity (Cost $6,631,179)		6,761,952

Money Market 2.1%
Scudder Cash Investment Trust "S"	152,646	152,646
Scudder Money Market Series "Institutional"	696	696
Total Money Market (Cost $153,342)		153,342
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $6,784,521) (a)	96.9	6,915,294
Other Assets and Liabilities, Net	3.1	221,984
Net Assets	100.0	7,137,278

(a) The cost for federal income tax purposes was $6,784,521. At February 28, 2005, net unrealized appreciation for all securities based on tax cost was $130,773. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $138,570 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,797.

During the period from November 1, 2004 (commencement of operations) to February 28, 2005, purchases and sales of mutual funds (excluding money market investments) aggregated $6,686,171 and $56,920, respectively.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of February 28, 2005 (Unaudited)
Assets	Pathway Conservative Portfolio	Pathway Moderate Portfolio
Investments in securities, at value (cost $120,629,220 and $256,851,737, respectively)	$ 128,097,395	$ 277,582,132
Interest receivable	68,994	67,541
Receivable for Portfolio shares sold	474,961	996,214
Due from Advisor	8,414	—
Other assets	46,708	62,078
Total assets	128,696,472	278,707,965
Liabilities
Payable for Portfolio shares redeemed	210,406	163,689
Other accrued expenses and payables	54,406	245,090
Total liabilities	264,812	408,779
Net assets, at value	$ 128,431,660	$ 278,299,186
Net Assets
Net assets consist of: Undistributed net investment income	417,035	1,126,862
Net unrealized appreciation (depreciation) on investments	7,468,175	20,730,395
Accumulated net realized gain (loss)	(15,362,163)	(54,545,412)
Paid-in capital	135,908,613	310,987,341
Net assets, at value	$ 128,431,660	$ 278,299,186

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2005 (Unaudited) (continued)
Net Asset Value	Pathway Conservative Portfolio	Pathway Moderate Portfolio
Class A Net assets applicable to shares outstanding	$ 29,549,970	$ 90,256,157
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,521,632	7,961,168
Net Asset Value and redemption price (a) per share	$ 11.72	$ 11.34
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 12.44	$ 12.03
Class B Net assets applicable to shares outstanding	$ 7,827,562	$ 20,890,447
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	667,796	1,841,855
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) (a) per share	$ 11.72	$ 11.34
Class C Net assets applicable to shares outstanding	$ 6,147,212	$ 18,812,856
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	524,627	1,659,064
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) (a) per share	$ 11.72	$ 11.34
Class AARP Net assets applicable to shares outstanding	$ 50,461,522	$ 21,713,757
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	4,306,566	1,916,383
Net Asset Value, offering and redemption price (a) per share	$ 11.72	$ 11.33
Class S Net assets applicable to shares outstanding	$ 34,445,394	$ 126,625,969
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,939,484	11,178,748
Net Asset Value, offering and redemption price (a) per share	$ 11.72	$ 11.33

(a) Redemption price per shares held less than 15 days is equal to net asset value less a 2.00% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2005 (Unaudited)
Assets	Pathway Growth Portfolio	Pathway Growth Plus Portfolio
Investments in securities, at value (cost $235,853,849 and $6,784,521, respectively)	$ 264,144,341	$ 6,915,294
Interest receivable	24,938	118
Receivable for Portfolio shares sold	1,423,485	149,781
Due from Advisor	—	50,852
Other assets	26,951	40,955
Total assets	265,619,715	7,157,000
Liabilities
Payable for Portfolio shares redeemed	283,409	2,600
Other accrued expenses and payables	218,464	17,122
Total liabilities	501,873	19,722
Net assets, at value	$ 265,117,842	$ 7,137,278
Net Assets
Net assets consist of: Undistributed net investment income (loss)	1,268,897	(6,931)
Net unrealized appreciation (depreciation) on investments	28,290,492	130,773
Accumulated net realized gain (loss)	(57,825,474)	20,284
Paid-in capital	293,383,927	6,993,152
Net assets, at value	$ 265,117,842	$ 7,137,278

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2005 (Unaudited) (continued)
Net Asset Value	Pathway Growth Portfolio	Pathway Growth Plus Portfolio
Class A Net assets applicable to shares outstanding	$ 61,101,315	$ 4,386,488
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	4,658,341	417,389
Net Asset Value and redemption price (a) per share	$ 13.12	$ 10.51
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 13.92	$ 11.15
Class B Net assets applicable to shares outstanding	$ 23,507,936	$ 984,193
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	1,803,572	93,682
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) (a) per share	$ 13.03	$ 10.51
Class C Net assets applicable to shares outstanding	$ 19,443,746	$ 651,948
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	1,491,631	62,102
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) (a) per share	$ 13.04	$ 10.50
Class AARP Net assets applicable to shares outstanding	$ 67,627,247	$ —
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	5,151,871	—
Net Asset Value, offering and redemption price (a) per share	$ 13.13	$ —
Class S Net assets applicable to shares outstanding	$ 93,437,598	$ 1,114,649
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	7,115,484	105,997
Net Asset Value, offering and redemption price (a) per share	$ 13.13	$ 10.52

(a) Redemption price per shares held less than 15 days is equal to net asset value less a 2.00% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended February 28, 2005 (Unaudited)
Investment Income	Pathway Conservative Portfolio	Pathway Moderate Portfolio
Income: Income distributions from Underlying Funds	$ 1,925,691	$ 3,255,998
Total Income	1,925,691	3,255,998
Expenses: Services to shareholders	183,684	425,048
Custodian and accounting fees	21,441	13,263
Distribution service fees	85,175	225,790
Auditing	20,043	16,174
Legal	6,815	6,583
Trustees' fees and expenses	893	2,579
Reports to shareholders	16,806	25,913
Registration fees	—	237
Other	4,148	8,833
Total expenses, before expense reductions	339,005	724,420
Expense reductions	(84,061)	(149,361)
Total expenses, after expense reductions	254,944	575,059
Net investment income	1,670,747	2,680,939
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	1,766,949	2,757,550
Capital gain distributions from Underlying Funds	650,824	1,800,667
	2,417,773	4,558,217
Net unrealized appreciation (depreciation) during the period on investments	3,033,125	10,765,316
Net gain (loss) on investment transactions	5,450,898	15,323,533
Net increase (decrease) in net assets resulting from operations	$ 7,121,645	$ 18,004,472

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended February 28, 2005 (Unaudited)
Investment Income	Pathway Growth Portfolio	Pathway Growth Plus Portfolio*
Income: Income distributions from Underlying Funds	$ 2,899,486	$ 27,384
Total income	2,899,486	27,384
Expenses: Services to shareholders	451,734	1,785
Custodian and accounting fees	26,680	31,860
Distribution service fees	218,681	3,857
Auditing	17,285	10,353
Legal	8,535	470
Trustees' fees and expenses	4,196	595
Reports to shareholders	23,692	1,785
Registration fee	23,247	4,628
Offering costs	—	19,750
Other	5,080	124
Total expenses, before expense reductions	779,130	75,207
Expense reductions	(204,025)	(68,049)
Total expenses, after expense reductions	575,105	7,158
Net investment income	2,324,381	20,226
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	3,996,707	1,929
Capital gain distributions from Underlying Funds	1,801,045	18,355
	5,797,752	20,284
Net unrealized appreciation (depreciation) during the period on investments	13,277,482	130,773
Net gain (loss) on investment transactions	19,075,234	151,057
Net increase (decrease) in net assets resulting from operations	$ 21,399,615	$ 171,283

* For the period November 1, 2004 (commencement of operations) to February 28, 2005.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Pathway Conservative Portfolio
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Operations: Net investment income	$ 1,670,747	$ 2,979,807
Net realized gain (loss) on investment transactions	2,417,773	2,987,677
Net unrealized appreciation (depreciation) during the period on investment transactions	3,033,125	2,040,288
Net increase (decrease) in net assets resulting from operations	7,121,645	8,007,772
Distributions to shareholders from: Net investment income: Class A	(288,792)	(410,367)
Class B	(63,474)	(97,243)
Class C	(47,548)	(57,486)
Class AARP	(688,546)	(1,434,638)
Class S	(549,184)	(1,369,600)
Portfolio share transactions: Proceeds from shares sold	34,770,290	34,442,801
Reinvestment of distributions	1,495,803	3,107,222
Cost of shares redeemed	(25,576,326)	(33,298,879)
Redemption fees	159	—
Net increase (decrease) in net assets from Portfolio share transactions	10,689,926	4,251,144
Increase (decrease) in net assets	16,174,027	8,889,582
Net assets at beginning of period	112,257,633	103,368,051
Net assets at end of period (including undistributed net investment income of $417,035 and $383,832, respectively)	$ 128,431,660	$ 112,257,633

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Pathway Moderate Portfolio
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Operations: Net investment income	$ 2,680,939	$ 4,631,720
Net realized gain (loss) on investment transactions	4,558,217	10,669,549
Net unrealized appreciation (depreciation) during the period on investment transactions	10,765,316	3,256,878
Net increase (decrease) in net assets resulting from operations	18,004,472	18,558,147
Distributions to shareholders from: Net investment income: Class A	(866,235)	(867,682)
Class B	(142,883)	(120,263)
Class C	(113,173)	(75,716)
Class AARP	(175,849)	(119,011)
Class S	(1,694,581)	(3,018,025)
Portfolio share transactions: Proceeds from shares sold	81,551,687	91,295,199
Reinvestment of distributions	2,939,166	4,168,102
Cost of shares redeemed	(30,306,340)	(98,017,953)
Redemption fees	189	—
Net increase (decrease) in net assets from Portfolio share transactions	54,184,702	(2,554,652)
Increase (decrease) in net assets	69,196,453	11,802,798
Net assets at beginning of period	209,102,733	197,299,935
Net assets at end of period (including undistributed net investment income of $1,126,862 and $1,438,644, respectively)	$ 278,299,186	$ 209,102,733

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Pathway Growth Portfolio
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Operations: Net investment income	$ 2,324,381	$ 3,048,838
Net realized gain (loss) on investment transactions	5,797,752	12,611,724
Net unrealized appreciation (depreciation) during the period on investment transactions	13,277,482	5,271,348
Net increase (decrease) in net assets resulting from operations	21,399,615	20,931,910
Distributions to shareholders from: Net investment income: Class A	(809,541)	(430,523)
Class B	(145,228)	(87,041)
Class C	(112,556)	(34,525)
Class AARP	(1,147,902)	(1,067,776)
Class S	(1,566,729)	(1,534,528)
Portfolio share transactions: Proceeds from shares sold	64,542,520	60,835,637
Reinvestment of distributions	3,683,244	3,102,359
Cost of shares redeemed	(28,362,685)	(60,823,541)
Redemption fees	222	—
Net increase (decrease) in net assets from Portfolio share transactions	39,863,301	3,114,455
Increase (decrease) in net assets	57,480,960	20,891,972
Net assets at beginning of period	207,636,882	186,744,910
Net assets at end of period (including undistributed net investment income of $1,268,897 and $2,726,472, respectively)	$ 265,117,842	$ 207,636,882

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Pathway Growth Plus Portfolio
Increase (Decrease) in Net Assets	For the Period November 1, 2004 (Commencement of Operations) to February 28, 2005 (Unaudited)
Operations: Net investment income	$ 20,226
Net realized gain (loss) on investment transactions	20,284
Net unrealized appreciation (depreciation) during the period on investment transactions	130,773
Net increase (decrease) in net assets resulting from operations	171,283
Distributions to shareholders from: Net investment income: Class A	(22,561)
Class B	(2,796)
Class C	(1,126)
Class S	(674)
Portfolio share transactions: Proceeds from shares sold	7,070,313
Reinvestment of distributions	27,016
Cost of shares redeemed	(108,203)
Redemption fees	26
Net increase (decrease) in net assets from Portfolio share transactions	6,989,152
Increase (decrease) in net assets	7,133,278
Net assets at beginning of period (initial capital)	4,000
Net assets at end of period (including distributions in excess of net investment income of $6,931)	$ 7,137,278

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Pathway Conservative Portfolio — Class A
Years Ended August 31,	2005[a]	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.17	$ 10.69	$ 10.30	$ 11.31	$ 11.93
Income (loss) from investment operations:
Net investment income[c]	.16	.29	.29	.36	.27
Net realized and unrealized gain (loss) on investment transactions	.54	.52	.40	(.99)	(.69)
Total from investment operations	.70	.81	.69	(.63)	(.42)
Less distributions from: Net investment income	(.15)	(.33)	(.30)	(.38)	(.20)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 11.72	$ 11.17	$ 10.69	$ 10.30	$ 11.31
Total Return (%)[d]	6.32e,f**	7.61[e,f]	6.85[f]	(5.73)	(3.51)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	30	17	11	10	8
Ratio of expenses before expense reductions (%)	.82*	.57[h]	.23[g]	.23[g]	.25g*
Ratio of expenses after expense reductions (%)	.55*	.39[h]	.23[g]	.23[g]	.25g*
Ratio of net investment income (%)	2.80*	2.58	2.77	3.32	3.43*
Portfolio turnover rate (%)	44*	56	104	36	40

[a] For the six months ended February 28, 2005 (Unaudited).

[b] For the period from December 29, 2000 (commencement of sales of Class A shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[g] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[h] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized *** Amount is less than $.005.

Pathway Conservative Portfolio — Class B
Years Ended August 31,	2005[a]	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.17	$ 10.70	$ 10.31	$ 11.31	$ 11.93
Income (loss) from investment operations:
Net investment income[c]	.12	.20	.21	.28	.23
Net realized and unrealized gain (loss) on investment transactions	.54	.51	.40	(.99)	(.69)
Total from investment operations	.66	.71	.61	(.71)	(.46)
Less distributions from: Net investment income	(.11)	(.24)	(.22)	(.29)	(.16)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 11.72	$ 11.17	$ 10.70	$ 10.31	$ 11.31
Total Return (%)[d]	6.02e,f**	6.69[e,f]	6.04[f]	(6.36)	(3.87)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	6	4	2	2
Ratio of expenses before expense reductions (%)	1.60*	1.26[h]	.99[g]	.95[g]	1.00g*
Ratio of expenses after expense reductions (%)	1.30*	1.14[h]	.99[g]	.95[g]	1.00g*
Ratio of net investment income (%)	2.05*	1.83	2.01	2.60	2.68*
Portfolio turnover rate (%)	44*	56	104	36	40

[a] For the six months ended February 28, 2005 (Unaudited).

[b] For the period from December 29, 2000 (commencement of sales of Class B shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[g] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[h] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized *** Amount is less than $.005.

Pathway Conservative Portfolio — Class C
Years Ended August 31,	2005[a]	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.16	$ 10.69	$ 10.30	$ 11.31	$ 11.93
Income (loss) from investment operations:
Net investment income[c]	.12	.20	.21	.27	.23
Net realized and unrealized gain (loss) on investment transactions	.55	.51	.40	(.99)	(.69)
Total from investment operations	.67	.71	.61	(.72)	(.46)
Less distributions from: Net investment income	(.11)	(.24)	(.22)	(.29)	(.16)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 11.72	$ 11.16	$ 10.69	$ 10.30	$ 11.31
Total Return (%)[d]	6.04e,f**	6.69[e,f]	6.04[f]	(6.45)	(3.87)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	4	2	1	1
Ratio of expenses before expense reductions (%)	1.41*	1.21[h]	.99[g]	.97[g]	1.00g*
Ratio of expenses after expense reductions (%)	1.30*	1.14[h]	.99[g]	.97[g]	1.00g*
Ratio of net investment income (%)	2.05*	1.82	2.01	2.58	2.68*
Portfolio turnover rate (%)	44*	56	104	36	40

[a] For the six months ended February 28, 2005 (Unaudited).

[b] For the period from December 29, 2000 (commencement of sales of Class C shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[g] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[h] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized *** Amount is less than $.005.

Pathway Conservative Portfolio — Class AARP
Years Ended August 31,	2005[a]	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.17	$ 10.69	$ 10.30	$ 11.32	$ 12.16
Income (loss) from investment operations:
Net investment income[c]	.17	.32	.31	.39	.44
Net realized and unrealized gain (loss) on investment transactions	.55	.51	.40	(1.01)	(.88)
Total from investment operations	.72	.83	.71	(.62)	(.44)
Less distributions from: Net investment income	(.17)	(.35)	(.32)	(.40)	(.39)
Net realized gains on investment transactions	—	—	—	—	(.01)
Total distributions	(.17)	(.35)	(.32)	(.40)	(.40)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 11.72	$ 11.17	$10.69	$ 10.30	$ 11.32
Total Return (%)	6.59e**	7.86[d,e]	7.10[e]	(5.57)	(3.68)e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	50	44	44	47	60
Ratio of expenses before expense reductions (%)	.28*	.15[g]	—[f]	—[f]	—[f]
Ratio of expenses after expense reductions (%)	.28*	.13[g]	—[f]	—[f]	—[f]
Ratio of net investment income (%)	3.07*	2.83	3.00	3.55	3.95*
Portfolio turnover rate (%)	44*	56	104	36	40

[a] For the six months ended February 28, 2005 (Unaudited).

[b] For the period from September 25, 2000 (commencement of sales of Class AARP shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[f] The Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[g] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized *** Amount is less than $.005.

Pathway Conservative Portfolio — Class S
Years Ended August 31,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 11.17	$ 10.69	$ 10.30	$ 11.32	$ 12.47	$ 12.45
Income (loss) from investment operations:
Net investment income[b]	.17	.32	.31	.39	.47	.65
Net realized and unrealized gain (loss) on investment transactions	.55	.51	.40	(1.01)	(1.03)	.23
Total from investment operations	.72	.83	.71	(.62)	(.56)	.88
Less distributions from:
Net investment income	(.17)	(.35)	(.32)	(.40)	(.58)	(.65)
Net realized gains on investment transactions	—	—	—	—	(.01)	(.21)
Total distributions	(.17)	(.35)	(.32)	(.40)	(.59)	(.86)
Redemption fees	.00***	—	—	—	—	—
Net asset value, end of period	$ 11.72	$ 11.17	$ 10.69	$ 10.30	$ 11.32	$ 12.47
Total Return (%)	6.48c,d**	7.86[c,d]	7.10[d]	(5.57)	(4.60)[d]	7.39[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34	43	42	40	42	29
Ratio of expenses before expense reductions (%)	.54*	.23[f]	—[e]	—[e]	—[e]	—[e]
Ratio of expenses after expense reductions (%)	.30*	.13[f]	—[e]	—[e]	—[e]	—[e]
Ratio of net investment income (%)	3.05*	2.84	3.00	3.55	3.98	5.30
Portfolio turnover rate (%)	44*	56	104	36	40	26

[a] For the six months ended February 28, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[e] This Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[f] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized *** Amount is less than $.005.

Pathway Moderate Portfolio — Class A
Years Ended August 31,	2005[a]	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.63	$ 9.91	$ 9.38	$ 10.77	$ 12.04
Income (loss) from investment operations:
Net investment income[c]	.12	.22	.21	.24	.17
Net realized and unrealized gain (loss) on investment transactions	.73	.70	.55	(1.39)	(1.31)
Total from investment operations	.85	.92	.76	(1.15)	(1.14)
Less distributions from: Net investment income	(.14)	(.20)	(.23)	(.24)	(.13)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 11.34	$ 10.63	$ 9.91	$ 9.38	$ 10.77
Total Return (%)[d]	8.00e,f**	9.34[e,f]	8.28[f]	(10.83)	(9.47)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	90	56	35	23	15
Ratio of expenses before expense reductions (%)	.62*	.54[h]	.23[g]	.22[g]	.25g*
Ratio of expenses after expense reductions (%)	.55*	.38[h]	.23[g]	.22[g]	.25g*
Ratio of net investment income (%)	2.18*	2.12	2.30	2.31	2.26*
Portfolio turnover rate (%)	24*	37	101	57	58

[a] For the six months ended February 28, 2005 (Unaudited).

[b] For the period from December 29, 2000 (commencement of sales of Class A shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[g] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[h] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized *** Amount is less than $.005.

Pathway Moderate Portfolio — Class B
Years Ended August 31,	2005[a]	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.63	$ 9.91	$ 9.38	$ 10.76	$ 12.04
Income (loss) from investment operations:
Net investment income[c]	.08	.14	.14	.17	.13
Net realized and unrealized gain (loss) on investment transactions	.73	.70	.55	(1.38)	(1.32)
Total from investment operations	.81	.84	.69	(1.21)	(1.19)
Less distributions from: Net investment income	(.10)	(.12)	(.16)	(.17)	(.09)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 11.34	$ 10.63	$ 9.91	$ 9.38	$ 10.76
Total Return (%)[d]	7.69f**	8.49[e,f]	7.46[f]	(11.42)	(9.89)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	13	9	8	8
Ratio of expenses before expense reductions (%)	1.24*	1.21[h]	1.00[g]	.90[g,i]	1.00g*
Ratio of expenses after expense reductions (%)	1.24*	1.12[h]	1.00[g]	.90[g,i]	1.00g*
Ratio of net investment income (%)	1.49*	1.37	1.53	1.63	1.51*
Portfolio turnover rate (%)	24*	37	101	57	58

[a] For the six months ended February 28, 2005 (Unaudited).

[b] For the period from December 29, 2000 (commencement of sales of Class B shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[g] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[h] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[i] The ratio of operating expenses includes a one-time reduction in certain liabilities of the Farmers Income with Growth Portfolio, the Farmers Balanced Portfolio and the Farmers Growth with Income Portfolio. The ratio without this reduction was .93%.

* Annualized

** Not annualized *** Amount is less than $.005.

Pathway Moderate Portfolio — Class C
Years Ended August 31,	2005[a]	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.62	$ 9.90	$ 9.37	$ 10.76	$ 12.04
Income (loss) from investment operations:
Net investment income[c]	.09	.14	.14	.16	.13
Net realized and unrealized gain (loss) on investment transactions	.73	.70	.54	(1.38)	(1.32)
Total from investment operations	.82	.84	.68	(1.22)	(1.19)
Less distributions from: Net investment income	(.10)	(.12)	(.15)	(.17)	(.09)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 11.34	$ 10.62	$ 9.90	$ 9.37	$ 10.76
Total Return (%)[d]	7.69f**	8.50[e,f]	7.44[e,f]	(11.51)	(9.89)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19	9	4	3	3
Ratio of expenses before expense reductions (%)	1.16*	1.18[h]	.99[g]	1.00[g]	1.00g*
Ratio of expenses after expense reductions (%)	1.16*	1.13[h]	.99[g]	1.00[g]	1.00g*
Ratio of net investment income (%)	1.57*	1.36	1.54	1.53	1.51*
Portfolio turnover rate (%)	24*	37	101	57	58

[a] For the six months ended February 28, 2005 (Unaudited).

[b] For the period from December 29, 2000 (commencement of sales of Class C shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[g] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[h] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized *** Amount is less than $.005.

Pathway Moderate Portfolio — Class AARP
Years Ended August 31,	2005[a]	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.62	$ 9.90	$ 9.37	$ 10.76	$ 13.80
Income (loss) from investment operations:
Net investment income[c]	.14	.25	.24	.26	.29
Net realized and unrealized gain (loss) on investment transactions	.72	.70	.54	(1.38)	(1.84)
Total from investment operations	.86	.95	.78	(1.12)	(1.55)
Less distributions from: Net investment income	(.15)	(.23)	(.25)	(.27)	(.31)
Net realized gains on investment transactions	—	—	—	—	(1.18)
Total distributions	(.15)	(.23)	(.25)	(.27)	(1.49)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 11.33	$ 10.62	$ 9.90	$ 9.37	$ 10.76
Total Return (%)	8.16d**	9.60[d]	8.54[d]	(10.62)	(12.19)d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22	8	4	3	4
Ratio of expenses (%)	.18*	.14[f]	—[e]	—[e]	—[e]
Ratio of net investment income (%)	2.55f*	2.36	2.53	2.53	2.68*
Portfolio turnover rate (%)	24*	37	101	57	58

[a] For the six months ended February 28, 2005 (Unaudited).

[b] For the period from October 2, 2000 (commencement of sales of Class AARP shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[e] This Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[f] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized *** Amount is less than $.005.

Pathway Moderate Portfolio — Class S
Years Ended August 31,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 10.62	$ 9.90	$ 9.38	$ 10.76	$ 14.30	$ 13.42
Income (loss) from investment operations:
Net investment income[b]	.13	.25	.24	.26	.33	.45
Net realized and unrealized gain (loss) on investment transactions	.73	.70	.53	(1.37)	(2.27)	1.60
Total from investment operations	.86	.95	.77	(1.11)	(1.94)	2.05
Less distributions from:
Net investment income	(.15)	(.23)	(.25)	(.27)	(.42)	(.48)
Net realized gains on investment transactions	—	—	—	—	(1.18)	(.69)
Total distributions	(.15)	(.23)	(.25)	(.27)	(1.60)	(1.17)
Redemption fees	.00***	—	—	—	—	—
Net asset value, end of period	$ 11.33	$ 10.62	$ 9.90	$ 9.38	$ 10.76	$ 14.30
Total Return (%)	8.04c,d**	9.70[c,d]	8.43[d]	(10.52)	(14.60)[d]	15.65[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	127	124	145	175	238	258
Ratio of expenses before expense reductions (%)	.50*	.23[f]	—[e]	—[e]	—[e]	—[e]
Ratio of expenses after expense reductions (%)	.30*	.12[f]	—[e]	—[e]	—[e]	—[e]
Ratio of net investment income (%)	2.43*	2.37	2.53	2.53	2.75	3.23
Portfolio turnover rate (%)	24*	37	101	57	58	28

[a] For the six months ended February 28, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[e] This Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[f] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized *** Amount is less than $.005.

Pathway Growth Portfolio — Class A
Years Ended August 31,	2005[a]	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.14	$ 11.08	$ 10.21	$ 12.61	$ 14.55
Income (loss) from investment operations:
Net investment income[c]	.12	.17	.15	.12	.08
Net realized and unrealized gain (loss) on investment transactions	1.05	1.07	.85	(2.15)	(2.02)
Total from investment operations	1.17	1.24	1.00	(2.03)	(1.94)
Less distributions from: Net investment income	(.19)	(.18)	(.13)	(.10)	—
Net realized gains on investment transactions	—	—	—	(.27)	—
Total distributions	(.19)	(.18)	(.13)	(.37)	—
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 13.12	$ 12.14	$ 11.08	$ 10.21	$ 12.61
Total Return (%)[d]	9.67e,f**	11.19[e,f]	10.00[f]	(16.61)	(13.33)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	61	39	24	18	18
Ratio of expenses before expense reductions (%)	.77*	.46[h]	.22[g]	.21[g]	.25g*
Ratio of expenses after expense reductions (%)	.55*	.39[h]	.22[g]	.21[g]	.25g*
Ratio of net investment income (%)	1.92*	1.40	1.52	1.00	.81*
Portfolio turnover rate (%)	26*	43	93	44	29

[a] For the six months ended February 28, 2005 (Unaudited).

[b] For the period from December 29, 2000 (commencement of sales of Class A shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[f] Total return would have been lower had certain expenses not been reduced.

[g] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[h] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized *** Amount is less than $.005.

Pathway Growth Portfolio — Class B
Years Ended August 31,	2005[a]	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.02	$ 10.97	$ 10.11	$ 12.55	$ 14.55
Income (loss) from investment operations:
Net investment income[c]	.07	.08	.08	.03	.03
Net realized and unrealized gain (loss) on investment transactions	1.03	1.06	.84	(2.12)	(2.03)
Total from investment operations	1.10	1.14	.92	(2.09)	(2.00)
Less distributions from: Net investment income	(.09)	(.09)	(.06)	(.08)	—
Net realized gains on investment transactions	—	—	—	(.27)	—
Total distributions	(.09)	(.09)	(.06)	(.35)	—
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 13.03	$ 12.02	$ 10.97	$ 10.11	$ 12.55
Total Return (%)[d]	9.18e,f**	10.36[e,f]	9.17[f]	(17.19)	(13.75)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24	14	11	8	9
Ratio of expenses before expense reductions (%)	1.47*	1.23[h]	.97[g]	.93[g,i]	1.00g*
Ratio of expenses after expense reductions (%)	1.30*	1.13[h]	.97[g]	.93[g,i]	1.00g*
Ratio of net investment income (%)	1.17*	.66	.77	.28	.06*
Portfolio turnover rate (%)	26*	43	93	44	29

[a] For the six months ended February 28, 2005 (Unaudited).

[b] For the period from December 29, 2000 (commencement of sales of Class B shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[g] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[h] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[i] The ratio of operating expenses includes a one-time reduction in certain liabilities of the Farmers Growth Portfolio. The ratio without this reduction was .95%.

* Annualized

** Not annualized *** Amount is less than $.005.

Pathway Growth Portfolio — Class C
Years Ended August 31,	2005[a]	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.02	$ 10.97	$ 10.11	$ 12.55	$ 14.55
Income (loss) from investment operations:
Net investment income[c]	.07	.08	.08	.03	.03
Net realized and unrealized gain (loss) on investment transactions	1.04	1.05	.84	(2.12)	(2.03)
Total from investment operations	1.11	1.13	.92	(2.09)	(2.00)
Less distributions from: Net investment income	(.09)	(.08)	(.06)	(.08)	—
Net realized gains on investment transactions	—	—	—	(.27)	—
Total distributions	(.09)	(.08)	(.06)	(.35)	—
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 13.04	$ 12.02	$ 10.97	$ 10.11	$ 12.55
Total Return (%)[d]	9.18e,f**	10.34[e,f]	9.17[f]	(17.19)	(13.75)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19	9	4	3	3
Ratio of expenses before expense reductions (%)	1.36*	1.21[h]	.99[g]	.95[g]	1.00g*
Ratio of expenses after expense reductions (%)	1.30*	1.15[h]	.99[g]	.95[g]	1.00g*
Ratio of net investment income (%)	1.17*	.65	.75	.26	.06*
Portfolio turnover rate (%)	26*	43	93	44	29

[a] For the six months ended February 28, 2005 (Unaudited).

[b] For the period from December 29, 2000 (commencement of sales of Class C shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[g] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[h] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized *** Amount is less than $.005.

Pathway Growth Portfolio — Class AARP
Years Ended August 31,	2005[a]	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.17	$ 11.10	$ 10.24	$ 12.62	$ 15.32
Income (loss) from investment operations:
Net investment income[c]	.14	.20	.18	.14	.19
Net realized and unrealized gain (loss) on investment transactions	1.05	1.08	.84	(2.14)	(2.77)
Total from investment operations	1.19	1.28	1.02	(2.00)	(2.58)
Less distributions from: Net investment income	(.23)	(.21)	(.16)	(.11)	(.12)
Net realized gains on investment transactions	—	—	—	(.27)	—
Total distributions	(.23)	(.21)	(.16)	(.38)	(.12)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 13.13	$ 12.17	$ 11.10	$ 10.24	$ 12.62
Total Return (%)	9.76d,e**	11.50[d,e]	10.18[e]	(16.39)	(16.94)e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	68	62	60	62	92
Ratio of expenses before expense reductions (%)	.44*	.22[g]	—[f]	—[f]	—[f]
Ratio of expenses after expense reductions (%)	.30*	.13[g]	—[f]	—[f]	—[f]
Ratio of net investment income (%)	2.17*	1.67	1.74	1.21	1.44*
Portfolio turnover rate (%)	26*	43	93	44	29

[a] For the six months ended February 28, 2005 (Unaudited).

[b] For the period from September 25, 2000 (commencement of sales of Class AARP shares) to August 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[f] This Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[g] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized *** Amount is less than $.005.

Pathway Growth Portfolio — Class S
Years Ended August 31,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 12.17	$ 11.10	$ 10.24	$ 12.62	$ 17.85	$ 15.33
Income (loss) from investment operations:
Net investment income[b]	.14	.20	.18	.14	.20	.29
Net realized and unrealized gain (loss) on investment transactions	1.05	1.08	.84	(2.14)	(3.43)	3.41
Total from investment operations	1.19	1.28	1.02	(2.00)	(3.23)	3.70
Less distributions from:
Net investment income	(.23)	(.21)	(.16)	(.11)	(.36)	(.29)
Net realized gains on investment transactions	—	—	—	(.27)	(1.64)	(.89)
Total distributions	(.23)	(.21)	(.16)	(.38)	(2.00)	(1.18)
Redemption fees	.00***	—	—	—	—	—
Net asset value, end of period	$ 13.13	$ 12.17	$ 11.10	$ 10.24	$ 12.62	$ 17.85
Total Return (%)	9.76c,d**	11.50[c,d]	10.18[d]	(16.39)	(19.95)[d]	24.24[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	93	84	87	92	115	128
Ratio of expenses before expense reductions (%)	.49*	.25[f]	—[e]	—[e]	—[e]	—[e]
Ratio of expenses after expense reductions (%)	.30*	.12[f]	—[e]	—[e]	—[e]	—[e]
Ratio of net investment income (%)	2.17*	1.67	1.74	1.21	1.41	1.67
Portfolio turnover rate (%)	26*	43	93	44	29	27

[a] For the six months ended February 28, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[e] This Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

[f] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

* Annualized

** Not annualized *** Amount is less than $.005.

Pathway Growth Plus Portfolio — Class A
2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.06
Net realized and unrealized gain (loss) on investment transactions	.55
Total from investment operations	.61
Less distributions from: Net investment income	(.10)
Redemption fees	.00***
Net asset value, end of period	$ 10.51
Total Return (%)[c,d,e]	6.11**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4
Ratio of expenses before expense reductions (%)	6.67*
Ratio of expenses after expense reductions (%)	.55*
Ratio of net investment income (%)	1.92*
Portfolio turnover rate (%)	4*

[a] For the period from November 1, 2004 (commencement of Portfolio) to February 28, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

Pathway Growth Plus Portfolio — Class B
2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.04
Net realized and unrealized gain (loss) on investment transactions	.56
Total from investment operations	.60
Less distributions from: Net investment income	(.09)
Redemption fees	.00***
Net asset value, end of period	$ 10.51
Total Return (%)[c,d,e]	5.67**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1
Ratio of expenses before expense reductions (%)	7.49*
Ratio of expenses after expense reductions (%)	1.30*
Ratio of net investment income (%)	1.17*
Portfolio turnover rate (%)	4*

[a] For the period from November 1, 2004 (commencement of Portfolio) to February 28, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

Pathway Growth Plus Portfolio — Class C
2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.04
Net realized and unrealized gain (loss) on investment transactions	.55
Total from investment operations	.59
Less distributions from: Net investment income	(.09)
Redemption fees	.00***
Net asset value, end of period	$ 10.50
Total Return (%)[c,d,e]	5.87**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1
Ratio of expenses before expense reductions (%)	7.51*
Ratio of expenses after expense reductions (%)	1.30*
Ratio of net investment income (%)	1.17*
Portfolio turnover rate (%)	4*

[a] For the period from November 1, 2004 (commencement of Portfolio) to February 28, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

Pathway Growth Plus Portfolio — Class S
2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.07
Net realized and unrealized gain (loss) on investment transactions	.56
Total from investment operations	.63
Less distributions from: Net investment income	(.11)
Redemption fees	.00***
Net asset value, end of period	$ 10.52
Total Return (%)[c,d]	6.25**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1
Ratio of expenses before expense reductions (%)	6.48*
Ratio of expenses after expense reductions (%)	.30*
Ratio of net investment income (%)	2.17*
Portfolio turnover rate (%)	4*

[a] For the period from November 1, 2004 (commencement of Portfolio) to February 28, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

The Pathway Conservative, Pathway Moderate, Pathway Growth and Pathway Growth Plus Portfolios (the "Portfolios") are each a diversified series of Scudder Pathway Series (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Portfolios invest primarily in existing Scudder Funds (the "Underlying Scudder Funds"). Each Underlying Scudder Fund's accounting policies and investment holdings are outlined in the Underlying Scudder Fund's financial statements and are available upon request.

Each Portfolio offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Shares of Class AARP are designed for members of AARP. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Portfolio's Statement of Additional Information.)

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Portfolio have equal rights with respect to voting subject to class-specific arrangements.

The Portfolios' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Portfolio in the preparation of its financial statements.

Security Valuation. Investments in the Underlying Scudder Funds are valued at the net asset value per share of each class of the Underlying Scudder Fund as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Portfolio is treated as a single corporate taxpayer. Accordingly, the Portfolios paid no federal income taxes and no federal income tax provisions were required.

At August 31, 2004, the Pathway Conservative Portfolio had a net tax basis capital loss carryforward of approximately $15,909,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2008 ($3,000), August 31, 2009 ($886,000), August 31, 2010 ($2,882,000), August 31, 2011 ($2,914,000) and August 31, 2012 ($9,224,000), the respective expiration dates, whichever occurs first.

At August 31, 2004, the Pathway Moderate Portfolio had a net tax basis capital loss carryforward of approximately $55,774,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2008 ($7,000), August 31, 2009 ($946,000), August 31, 2010 ($18,170,000), August 31, 2011 ($14,881,000) and August 31, 2012 ($21,770,000), the respective expiration dates, whichever occurs first.

At August 31, 2004, the Pathway Growth Portfolio had a net tax basis capital loss carryforward of approximately $58,914,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2010 ($1,376,000), August 31, 2011 ($20,636,000) and August 31, 2012 ($36,902,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. Net investment income from the Pathway Conservative and Pathway Moderate Portfolios, if any, is distributed to shareholders quarterly. Net investment income from the Pathway Growth and Pathway Growth Plus Portfolios, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually. An additional distribution may be made to the extent necessary to avoid payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Offering Costs. Offering costs for Pathway Growth Plus Portfolio were paid in connection with the offering of shares and are being amortized over one year.

Contingencies. In the normal course of business, the Portfolios may enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

Redemption Fees. Effective February 1, 2005, each portfolio imposes a redemption fee of 2% of the total redemption amount on the Portfolio shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Portfolios for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Scudder Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Advisor has agreed not to be paid a management fee for performing its services for the Portfolios. However, the Advisor will receive management fees from managing the Underlying Scudder Funds in which each Portfolio invests.

The Portfolios do not invest in the Underlying Scudder Funds for the purpose of exercising management or control; however, investments within the set limits may represent a significant portion of an Underlying Scudder Fund's net assets. At February 28, 2005, the Pathway Growth Portfolio and the Pathway Moderate Portfolio held the following Underlying Scudder Funds' outstanding shares: approximately 5% of the Scudder Small Company Stock Fund and 8% of the Scudder Fixed Income Fund, respectively. At February 28, 2005, the Pathway Conservative Portfolio and the Pathway Growth Plus Portfolio did not hold more than 5% of the Underlying Scudder Funds' outstanding shares.

Effective April 1, 2004 through December 31, 2005, the Advisor had contractually agreed to waive fees and reimburse expenses to maintain each Portfolio's operating expenses at 0.55%, 1.30%, 1.30%, 0.30% and 0.30% of the average daily net assets for Class A, B, C, AARP and S, respectively. Each Portfolio will continue to indirectly bear the Portfolio's proportionate share of fees and expenses incurred by the Underlying Scudder Funds in which each Portfolio is invested.

For the period November 1, 2004 (commencement of operations) to February 28, 2005, the Advisor has agreed to reimburse the Pathway Growth Plus Portfolio an additional $33,165 for expenses.

Accounting Fees. Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Portfolios. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Portfolios. For the six months ended February 28, 2005, the amount charged to the Portfolios by SFAC for accounting services aggregated $15,950, $7,903, $21,112 and $29,837, respectively, for the Pathway Conservative, Pathway Moderate, Pathway Growth and Pathway Growth Plus Portfolios of which $6,355, $9,197, $12,112 and $0, respectively, for the Pathway Conservative, Pathway Moderate, Pathway Growth and Pathway Growth Plus Portfolios are unpaid at February 28, 2005. In addition, the Advisor waived accounting fees of $29,837 on Pathway Growth Plus Portfolio.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B and C shares of the Portfolios. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class AARP and S shares of the Portfolios. Pursuant to a sub-transfer agency agreement among SISC, SSC and DST Systems, Inc. ("DST"), SISC and SSC have delegated certain transfer agent and dividend-paying agent functions to DST. SISC and SSC compensate DST out of the shareholder servicing fee they receive from the Fund. For the six months ended February 28, 2005, the amounts charged to the Fund by SISC and SSC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at February 28, 2005
Pathway Conservative Portfolio
Class A	$ 51,677	$ 30,280	$ —
Class B	15,968	10,077	—
Class C	7,068	2,690	—
Class AARP	36,494	—	24,342
Class S	69,564	40,391	—
	$ 180,771	$ 83,438	$ 24,342
Pathway Moderate Portfolio
Class A	$ 95,663	$ 25,776	$ —
Class B	11,883	—	4,657
Class C	7,448	—	4,357
Class AARP	6,864	—	4,905
Class S	202,009	122,725	117,668
	$ 323,867	$ 148,501	$ 131,587
Pathway Growth Portfolio
Class A	$ 99,597	$ 54,750	$ —
Class B	31,191	16,095	—
Class C	16,154	4,498	—
Class AARP	99,405	43,833	43,380
Class S	159,252	83,971	54,855
	$ 405,599	$ 203,147	$ 98,235
Pathway Growth Plus Portfolio
Class A	$ 724	$ 724	—
Class B	170	170	—
Class C	119	119	—
Class S	177	177	—
	$ 1,190	$ 1,190	$ —

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 28, 2005, the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Waived	Unpaid at February 28, 2005
Pathway Conservative Portfolio
Class B	$ 25,104	$ —	$ 4,480
Class C	18,376	—	3,445
	$ 43,480	$ —	$ 7,925
Pathway Moderate Portfolio
Class B	$ 62,787	$ —	$ 11,300
Class C	49,536	—	10,157
	$ 112,323	$ —	$ 21,457
Pathway Growth Portfolio
Class B	$ 69,010	$ —	$ 13,066
Class C	52,008	—	10,301
	$ 121,018	$ —	$ 23,367
Pathway Growth Plus Portfolio
Class B	$ 836	$ 836	$ —
Class C	522	522	—
	$ 1,358	$ 1,358	$ —

In addition, SDI provides information and administrative services ("Shareholder Servicing Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2005, the Shareholder Servicing Fees were as follows:

Shareholder Servicing Fees	Total Aggregated	Waived	Unpaid at February 28, 2005	Annualized Effective Rate
Pathway Conservative Portfolio
Class A	$ 27,202	$ —	$ 7,260.24%
Class B	8,368	—	1,814.25%
Class C	6,125	—	1,328.25%
	$ 41,695	$ —	$ 10,402
Pathway Moderate Portfolio
Class A	$ 80,225	$ —	$ 15,391.22%
Class B	20,084	—	6,846.24%
Class C	13,158	—	3,431.20%
	$ 113,467	$ —	$ 25,668
Pathway Growth Portfolio
Class A	$ 57,324	$ —	$ 10,911.23%
Class B	23,003	—	7,837.25%
Class C	17,336	—	3,149.25%
	$ 97,663	$ —	$ 21,897
Pathway Growth Plus Portfolio
Class A	$ 2,043	$ 2,043	$ —	.00%
Class B	283	283	—	.00%
Class C	173	173	—	.00%
	$ 2,499	$ 2,499	$ —

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Portfolios. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2005 for the Pathway Conservative, Pathway Moderate, Pathway Growth and Pathway Growth Plus Portfolios aggregated $18,098, $56,130, $58,086 and $5,532, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 28, 2005, the CDSC for Class B and Class C shares aggregated $8,627, $18,477, $22,869 and $0, respectively, for the Pathway Conservative, Pathway Moderate, Pathway Growth and Pathway Growth Plus Portfolios.

Other Related Parties. AARP through its affiliate, AARP Services, Inc., monitors and oversees the AARP Investment Program from Scudder Investments, but does not act as an investment advisor or recommend specific mutual funds. DeIM has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by DeIM. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6 billion of net assets, 0.06% for the next $10 billion of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

Insurance Brokerage Commissions. The Portfolios paid insurance premiums to an unaffiliated insurance broker in 2002 and 2003. This broker in turn paid a portion of its commissions to an affiliate of the Advisor, which performed certain insurance brokerage services for the broker. The Advisor has agreed to reimburse the Portfolios in 2005 for the portion of commissions (plus interest) paid to the affiliate of the Advisor attributable to the premiums paid by the Portfolios. The amounts for 2002 and 2003 were $36 and $33, $62 and $59 and $73 and $63, respectively, for Pathway Conservative, Pathway Growth and Pathway Moderate Portfolios.

C. Ownership of the Portfolios

At February 28, 2005, one shareholder held 19% of the outstanding shares of the Pathway Growth Plus Portfolio.

D. Expense Reductions

For the six months ended February 28, 2005, the Advisor agreed to reimburse the Portfolios $623, $860, $878 and $0 for the Pathway Conservative, Pathway Moderate, Pathway Growth and Pathway Growth Plus Portfolios, respectively, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

E. Line of Credit

The Portfolios and several other affiliated Funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 20 percent of its net assets under the agreement.

F. Share Transactions

Pathway Conservative Portfolio

The following table summarizes share and dollar activity in the Portfolio:

	Six Months Ended February 28, 2005		Year Ended August 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,333,213	$ 15,331,800	1,114,866	$ 12,404,337
Class B	239,317	2,755,644	281,197	3,120,479
Class C	293,080	3,375,385	212,669	2,368,091
Class AARP	615,718	7,079,843	357,414	3,983,288
Class S	541,294	6,227,618	1,129,526	12,566,606
		$ 34,770,290		$ 34,442,801
Shares issued to shareholders in reinvestment of distributions
Class A	23,891	$ 274,509	36,212	$ 403,607
Class B	5,119	58,931	8,345	93,111
Class C	3,440	39,654	4,918	54,860
Class AARP	50,349	577,650	107,178	1,191,974
Class S	47,690	545,059	122,619	1,363,670
		$ 1,495,803		$ 3,107,222
Shares redeemed
Class A	(314,919)	$ (3,613,629)	(656,731)	$ (7,319,826)
Class B	(83,661)	(965,064)	(157,971)	(1,759,480)
Class C	(88,880)	(1,031,682)	(125,409)	(1,399,218)
Class AARP	(283,021)	(3,261,105)	(697,676)	(7,785,174)
Class S	(1,475,000)	(16,704,846)	(1,351,805)	(15,035,181)
		$ (25,576,326)		$ (33,298,879)
Redemption fees		$ 159		$ —
Net increase (decrease)
Class A	1,042,185	$ 11,992,716	494,347	$ 5,488,118
Class B	160,775	1,849,521	131,571	1,454,110
Class C	207,640	2,383,365	92,178	1,023,733
Class AARP	383,046	4,396,450	(233,084)	(2,609,912)
Class S	(886,016)	(9,932,126)	(99,660)	(1,104,905)
		$ 10,689,926		$ 4,251,144

Pathway Moderate Portfolio

The following table summarizes share and dollar activity in the Portfolio:

	Six Months Ended February 28, 2005		Year Ended August 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	3,326,445	$ 36,787,170	3,099,238	$ 32,792,083
Class B	730,258	8,068,992	590,482	6,217,300
Class C	941,500	10,445,526	575,515	6,070,188
Class AARP	1,247,719	13,789,868	408,481	4,326,919
Class S	1,128,866	12,460,131	3,933,298	41,888,709
		$ 81,551,687		$ 91,295,199
Shares issued to shareholders in reinvestment of distributions
Class A	76,952	$ 852,495	81,669	$ 863,767
Class B	12,164	135,275	10,875	115,278
Class C	8,482	94,472	6,545	69,431
Class AARP	15,134	168,298	10,572	111,857
Class S	153,171	1,688,626	286,027	3,007,769
		$ 2,939,166		$ 4,168,102
Shares redeemed
Class A	(700,561)	$ (7,769,965)	(1,408,732)	$ (14,973,977)
Class B	(123,558)	(1,365,019)	(303,227)	(3,189,309)
Class C	(125,386)	(1,395,218)	(189,616)	(2,019,539)
Class AARP	(77,150)	(860,381)	(72,340)	(766,552)
Class S	(1,737,171)	(18,915,757)	(7,267,448)	(77,068,576)
		$ (30,306,340)		$ (98,017,953)
Redemption fees		$ 189		$ —
Net increase (decrease)
Class A	2,702,836	$ 29,869,761	1,772,175	$ 18,681,873
Class B	618,864	6,839,262	298,130	3,143,269
Class C	824,596	9,144,792	392,444	4,120,080
Class AARP	1,185,703	13,097,872	346,713	3,672,224
Class S	(455,134)	(4,766,985)	(3,048,123)	(32,172,098)
		$ 54,184,702		$ (2,554,652)

Pathway Growth Portfolio

The following table summarizes share and dollar activity in the Portfolio:

	Six Months Ended February 28, 2005		Year Ended August 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,092,922	$ 26,715,007	1,910,196	$ 23,085,686
Class B	771,424	9,761,463	510,421	6,079,131
Class C	857,711	10,869,328	526,784	6,309,526
Class AARP	387,983	4,960,040	278,443	3,378,261
Class S	953,450	12,236,682	1,821,880	21,983,033
		$ 64,542,520		$ 60,835,637
Shares issued to shareholders in reinvestment of distributions
Class A	60,461	$ 790,191	35,623	$ 428,911
Class B	10,835	140,962	7,107	85,202
Class C	7,369	95,878	2,856	34,238
Class AARP	83,915	1,097,609	85,031	1,024,621
Class S	119,159	1,558,604	126,920	1,529,387
		$ 3,683,244		$ 3,102,359
Shares redeemed
Class A	(678,507)	$ (8,716,144)	(955,248)	$ (11,614,174)
Class B	(153,802)	(1,945,272)	(376,838)	(4,429,360)
Class C	(127,071)	(1,621,752)	(147,397)	(1,777,682)
Class AARP	(401,222)	(5,161,661)	(647,899)	(7,806,738)
Class S	(854,120)	(10,917,856)	(2,930,852)	(35,195,587)
		$ (28,362,685)		$ (60,823,541)
Redemption fees		$ 222		$ —
Net increase (decrease)
Class A	1,474,876	$ 18,789,105	990,571	$ 11,900,423
Class B	628,457	7,957,172	140,690	1,734,973
Class C	738,009	9,343,470	382,243	4,566,082
Class AARP	70,676	896,067	(284,425)	(3,403,856)
Class S	218,489	2,877,487	(982,052)	(11,683,167)
		$ 39,863,301		$ 3,114,455

Pathway Growth Plus Portfolio

The following table summarizes share and dollar activity in the Portfolio:

	Period Ended February 28, 2005*
	Shares	Dollars
Shares sold
Class A	421,708	$ 4,332,232
Class B	95,042	986,322
Class C	61,910	640,639
Class S	107,965	1,111,120
		$ 7,070,313
Shares issued to shareholders in reinvestment of distributions
Class A	2,152	$ 22,551
Class B	264	2,755
Class C	99	1,036
Class S	64	674
		$ 27,016
Shares redeemed
Class A	(6,571)	$ (67,759)
Class B	(1,724)	(18,035)
Class C	(7)	(78)
Class S	(2,132)	(22,331)
		$ (108,203)
Redemption fees		$ 26
Net increase (decrease)
Class A	417,289	$ 4,287,043
Class B	93,582	971,044
Class C	62,002	641,599
Class S	105,897	1,089,466
		$ 6,989,152
	Period Ended February 28, 2005*
	Shares	Dollars
Initial capital
Class A	100	$ 1,000
Class B	100	1,000
Class C	100	1,000
Class S	100	1,000
		$ 4,000

* For the period from November 1, 2004 (commencement of operations) to February 28, 2005.

G. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Account Management Resources

For shareholders of Classes A, B and C

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Nasdaq Symbol	CUSIP Number	Fund Number
Conservative Portfolio — Class A	SUCAX	811189-877	480
Conservative Portfolio — Class B	SUCBX	811189-869	680
Conservative Portfolio — Class C	SUCCX	811189-851	780
Moderate Portfolio — Class A	SPDAX	811189-844	481
Moderate Portfolio — Class B	SPDBX	811189-836	681
Moderate Portfolio — Class C	SPDCX	811189-828	781
Growth Portfolio — Class A	SUPAX	811189-810	482
Growth Portfolio — Class B	SUPBX	811189-794	682
Growth Portfolio — Class C	SUPCX	811189-786	782
Growth Plus Portfolio — Class A	PLUSX	811189-778	1084
Growth Plus Portfolio — Class B	PLSBX	811189-760	1284
Growth Plus Portfolio — Class C	PLSCX	811189-752	1384
	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAILTM (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web sites — aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Ticker Symbol	Fund Number
Pathway Conservative Portfolio — Class AARP	APWCX	180
Pathway Conservative Portfolio — Class S	SCPCX	080
Pathway Moderate Portfolio — Class AARP	SPWBX	181
Pathway Moderate Portfolio — Class S	SPBAX	081
Pathway Growth Portfolio — Class AARP	APWGX	182
Pathway Growth Portfolio — Class S	SPGRX	082
Pathway Growth Plus Portfolio — Class S	PPLSX	084
Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

For AARP shareholders only: Certain investors in the AARP Investment Program are advised that limited nonpublic personal information is shared with AARP and its subsidiary AARP Services Inc. (ASI). This includes an investor's status as a current or former Program participant, name, address, and type of account maintained (i.e. IRA or non-IRA). This information must be shared so that ASI can provide quality control services, such as monitoring satisfaction with the Program. However, AARP and ASI may also use this information for other purposes such as member research, and may share this information with other AARP providers to inform members of AARP benefits and services. Shareholders residing in states with certain state specific privacy restrictions are excluded from this information sharing. All other shareholders may instruct us in writing not to share information regarding themselves or joint account holders with AARP or ASI for any purposes unrelated to the AARP Investment Program. With respect to accounts that are jointly held, an opt-out request received from any of the joint account holders will be applied to the entire account.

Questions on this policy may be sent to:

For Class AARP:
AARP Investment Program, Attention: Correspondence,
P.O. Box 219735, Kansas City, MO 64121-9735

For Class S:
Scudder Investments, Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

For all other classes:
Scudder Investments, Attention: Correspondence — Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

September 2004

Notes

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates
Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL
33910.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Pathway Conservative Portfolio

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Pathway Conservative Portfolio

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 2, 2005

By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 2, 2005

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Pathway Moderate Portfolio

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Pathway Moderate Portfolio

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 2, 2005

By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 2, 2005

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Pathway Growth Portfolio

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Pathway Growth Portfolio

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 2, 2005

By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 2, 2005

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Pathway Growth Plus Portfolio

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Pathway Growth Plus Portfolio

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 2, 2005

By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 2, 2005